AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2000

                                                              FILE NO. 333-85415
                                                               FILE NO. 811-9555

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO. 1 /X/
                       ------------------------------

                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940
                               AMENDMENT NO. 3 /X/
                               ---------------

                         COMMONFUND INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                WILMINGTON, DELAWARE 19801, COUNTY OF NEW CASTLE
                     (Name and Address of Agent for Service)

                                   Copies to:


  ARTHUR GARDINER, ESQUIRE                        JOHN H. GRADY, Jr., ESQUIRE
      8 Sargent Street                            Morgan, Lewis & Bockius LLP
      Hanover, NH 03755                               1701 Market Street
                                                    Philadelphia, PA 19103

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It is proposed that this filing become effective (check appropriate box):

[___]     immediately upon filing pursuant to paragraph (b)

[___]     60 days after filing pursuant to paragraph (a)

[___]     on ______, 2000 pursuant to paragraph (b) of Rule 485

[ x ]     75 days after filing pursuant to paragraph (a)(2)


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COMMONFUND
INSTITUTIONAL FUNDS

PROSPECTUS
2000

                                                                     COMMON FUND

                        ------------------------------------------------------

                        CIF INFLATION-INDEXED BOND FUND

                        CIF LOW DURATION BOND FUND

                        CIF CORE PLUS BOND FUND


                        INVESTMENT MANAGER
                        Commonfund Asset Management Company, Inc.

                        DISTRIBUTOR
                        Commonfund Securities, Inc.









The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS

Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager"), its affiliates, consultants, and members of Commonfund advisory groups ("Eligible Individuals").

HOW TO READ THIS PROSPECTUS

The Company offers a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). Each Fund has individual investment goals and strategies. This prospectus gives you important information about the CIF Inflation-Indexed Bond, CIF Low Duration Bond and CIF Core Plus Bond Funds that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.

THE FIXED INCOME FUNDS

Fixed income funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Fixed income funds offer shares and accept redemptions every day at current net asset value and they generally do not hold securities until maturity. Gains and losses from price fluctuations in fixed income securities can affect investment returns. Some of these gains and losses could be avoided by purchasing fixed income securities directly and holding them until maturity. Lower rated securities are also more volatile, since the prospects for repayment of principal and interest are more speculative. Moreover, fixed income funds may substantially underperform funds that invest primarily in other asset classes, including equity-oriented funds.

CIF Inflation-Indexed Bond Fund........................................
CIF Low Duration Bond Fund.............................................
CIF Core Plus Bond Fund................................................
Portfolio Management...................................................
Purchasing and Redeeming Shares........................................
Dividends, Distributions and Taxes.....................................

To obtain more information about the Company please refer to the Back Cover of the Prospectus.

CIF INFLATION-INDEXED BOND FUND


INVESTMENT GOAL

Maximize real return to the extent consistent with preservation of capital and liquidity

INVESTMENT FOCUS

A portfolio of investment grade U.S. government securities that are linked to general measures of inflation

PRINCIPAL INVESTMENT STRATEGY

The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Securities whose principal value is periodically adjusted to the U.S. Consumer Price Index. Up to 25% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. The initial Sub-Advisers are Pacific Investment Management Company ("PIMCO") and Western Asset Management Company ("WAMCO"). Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. PIMCO attempts to identify secular trends affecting real and nominal interest rates and short term economic imbalances and relies on value measures to guide sector and issue selection. PIMCO also measures various types of risk by focusing on yield curve and duration management. WAMCO applies a value-oriented approach to managing assets for the Fund, with an emphasis on multiple strategies, including duration, term structure and sector allocation. WAMCO implements its strategy through an assessment of real interest rates, expected inflation rates and the relative volatility of real yield to nominal yields.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.

OTHER INVESTMENTS

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The prices of fixed income securities also may fluctuate in response to changes in credit risk. Also, prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Inflation-Indexed Securities. The value of inflation-indexed bonds generally will fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. As a result, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. In contrast, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers.

PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees*                     0.35%
Distribution (12b-1) Fees                     None
Other Expenses**                              0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES          0.55%

  Fee waivers and expense reimbursements      0.10%

NET ANNUAL FUND OPERATING EXPENSES            0.45%***

* THE INVESTMENT ADVISORY FEES VARY WITH FUND PERFORMANCE. THE TOTAL ADVISORY FEE PAYABLE BY THE FUND WILL BE 0.25% (25 BASIS POINTS) PER ANNUM OF ASSETS UNDER MANAGEMENT IF THE RETURN ON THE FUND IS 50 BASIS POINTS ABOVE THE LEHMAN U.S. TIPS INDEX ("FULCRUM POINT"), AND WILL VARY UPWARDS OR DOWNWARDS BY AN AMOUNT EQUAL TO 20% OF ANY PERFORMANCE ABOVE OR BELOW THE FULCRUM POINT. IN NO EVENT WILL THE FEE EXCEED 35 BASIS POINTS OR DECLINE BELOW 15 BASIS POINTS.

** OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.

*** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OTHER EXPENSES FROM EXCEEDING BY 10 BASIS POINTS. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS. FOR PURPOSES OF THIS TABLE, INVESTMENT ADVISORY FEES ARE ASSUMED TO BE 35 BASIS POINTS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $ [    ]*
      3 Years           $ [    ]*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF 0.35%. EXPENSES MAY VARY FROM 0.15% TO 0.35%.

CIF LOW DURATION BOND FUND

INVESTMENT GOAL

Preservation of capital with higher total return than is generally obtainable from money market instruments

INVESTMENT FOCUS

A diversified portfolio of investment grade bonds and other fixed income securities with maturities between one and three years

PRINCIPAL INVESTMENT STRATEGY

The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in other fixed income securities, including non-dollar denominated securities and securities rated below investment grade at the time of purchase. The benchmark for the Fund is the Merrill Lynch 1-3 Year Treasury Index. The Fund will maintain an average portfolio duration of between one and three years.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis subject to oversight by the Investment Manager. The initial Sub-Advisers are Seix Investment Advisors ("SEIX") and Metropolitan West Asset Management ("MetWest"). Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. SEIX manages the Fund's assets using a duration neutral, sector rotation approach coupled with bottom-up security selection. MetWest invests opportunistically in all fixed income sectors and adjusts portfolio duration based on its market views.
Each Sub-Adviser may use futures, options and other fixed income derivatives as part of its investment strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.

OTHER INVESTMENTS

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Also, prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared in the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, there may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. See the SAI for more about the risks of different types of derivatives.


PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees                        0.30%
Distribution (12b-1) Fees                       None
Other Expenses*                                 0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES            0.50%

  Fee waivers and expense reimbursements        0.10%

NET ANNUAL FUND OPERATING EXPENSES              0.40%**

* OTHER EXPENSES ARE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.

** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.40% OF NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $ [    ]*
      3 Years           $ [    ]*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF (0.40%).

CIF CORE PLUS BOND FUND

INVESTMENT GOAL

High current income and price appreciation

INVESTMENT FOCUS

A diversified portfolio of investment grade bonds and other fixed income securities

PRINCIPAL INVESTMENT STRATEGY

The CIF Core Plus Bond Fund primarily invests in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 10% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated issuers. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging in order to outperform the broad market. The benchmark for the Fund is the Lehman Brothers Aggregate Bond Index. The Fund will maintain an average portfolio duration of between 3 and 6 years.

The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. The initial Sub-Advisers are Pacific Investments Management Company ("PIMCO") and Western Asset Management Company ("WAMCO"). Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. PIMCO utilizes a top-down portfolio management strategy, based on its forecasts of secular and cyclical shifts in the economy. In managing assets for the Fund, WAMCO employs a top-down sector and duration management strategy, coupled with active security selection and trading.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.

OTHER INVESTMENTS

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and strategies. These other investments and strategies, as well as those described in this prospectus are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The price of fixed income securities also may fluctuate in response to changes in credit risk. Also, prices of longer-term securities are generally more volatile, so the average duration of the Fund's investment portfolio affects risk.

The Fund is permitted to invest in fixed income securities that are not included in the Fund's benchmark index. As a result, the Fund's duration, credit quality and price volatility may deviate from that of the index and there is an increased risk that the Fund may underperform the benchmark index.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. The Sub-Advisers' use of derivatives also may increase the possibility that the Fund will underperform the broad U.S. bond market. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared in the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Derivative Securities. Derivative Securities are securities which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, there may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. See the SAI for more about the risks of derivatives.

PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees                      0.35%
Distribution (12b-1) Fees                     None
Other Expenses*                               0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES          0.55%

  Fee waivers and expense reimbursements      0.10%

NET ANNUAL FUND OPERATING EXPENSES            0.45%**

* OTHER EXPENSES ARE ESTIMATED ASSUMING THE AVERAGE DAILY NET ASSETS OF THE FUND WILL BE $100 MILLION.

** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.45% OF NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $ [    ]*
      3 Years           $ [    ]*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF (0.45%).

INVESTMENT MANAGER

COMMONFUND ASSET MANAGEMENT COMPANY, INC. is an indirect, wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("CommonFund"). Employees of the Investment Manager also are responsible for CommonFund's investment program, which is comprised of more than 40 funds with more than $22 billion in assets and is conducted in a "manager of managers" format. For its advisory services, the Company will pay the Investment Manager an annual fee shown as a percentage of average net assets of each Fund:

    CIF Inflation-Indexed Bond Fund*      0.15-0.35%
    CIF Low Duration Bond Fund                 0.30%
    CIF Core Plus Bond Fund                    0.35%

* performance fee

The Investment Manager acts as a "manager of managers" for the Fund, and supervises adherence by the Sub-Advisers within each Fund's investment policies and guidelines. The Investment Manager can also recommend the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Funds and the Investment Manager applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Manager and the Company to add or terminate Sub-Advisers without shareholder approval.

The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:

      Todd E. Petzel, President and Chief Investment Officer. Mr. Petzel assumed the position of President and Chief Investment Officer of CommonFund Asset Management Company as of August 1999. From January 1996 until August 1999, he served as Executive Vice President and Chief Investment Officer for CommonFund. Prior to that, Mr. Petzel was Executive Vice President, Business Development of the Chicago Mercantile Exchange ("CME"), and prior to 1994, Senior Vice President, Research and Chief Economist of the CME. Mr. Petzel received his A.B., A.M., and Ph.D. degrees from the University of Chicago.

      MaryEllen Beaudreault, Senior Vice President, Head of the Fixed Income Team. Ms. Beaudreault joined CommonFund in 1993. She is responsible for the oversight of all fixed income funds. Those funds implement cash management, domestic, global and international fixed income strategies. Ms. Beaudreault has over 15 years of professional experience. Ms. Beaudreault received her B.S. from Central Connecticut State University.

      Sarah E. Clark, Managing Director. As a member of the Fixed Income Team, Ms. Clark helps manage the team and is a generalist for all the products. Prior to joining Commonfund in 2000, Sarah was a Vice President at Schroder Investment Management North America, where she was a member of the fixed income Investment Strategy Group. She has over 16 years investment experience. Ms. Clark received her A.B. from Lafayette College.


INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

CIF INFLATION-INDEXED BOND FUND.

- Pacific Investment Management Company ("PIMCO") serves as Sub-Adviser to the CIF Inflation-Indexed Bond Fund. PIMCO, located at 840 Newport Beach, Newport Beach, CA 92658, provides investment advisory services to [describe clients]. Established in ______, PIMCO has $______ billion in assets under management as of ________.

      John Brynjolfsson, CFA, serves as portfolio manager to the
      Inflation-Indexed Bond Fund. Mr. Brynjolfsson is Executive Vice President
      of PIMCO and joined PIMCO in [           ]. He has 14 years of investment
      experience.

- Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the CIF Inflation-Indexed Bond Fund. WAMCO, located at 117 East Colorado Blvd., Pasadena, CA 91105 provides investment advisory services to [describe clients]. Established in ______, WAMCO has $______ billion in assets under management as of ________.

      Alan R. McClymonds serves as portfolio manager to the Inflation-Indexed
      Bond Fund. Mr. McClymonds joined WAMCO in [         ]. Prior to joining
      WAMCO, Mr. McClymonds was a proprietary trader and Senior Vice President at Nationsbank. Mr. McClymonds has 17 years of fixed income experience.

CIF LOW DURATION BOND FUND.

- SEIX Investment Advisors ("SEIX") serves as Sub-Adviser to the CIF Low Duration Bond Fund. SEIX, located at 300 Tice Boulevard, Woodcliff Lake, NJ 07675, provides investment advisory services to [describe clients]. Established in ______, SEIX has $______ billion in assets under management as of ________.

      Christina Seix, CFA serves as portfolio manager to the Low Duration Bond Fund. Ms. Seix is President, CIO and founder of SEIX. Prior to forming
      SEIX in [        ], Chris was Chairman and CEO of McKay Shields. She has
      27 years of investment experience.

- Metropolitan West Asset Management ("MetWest") serves as Sub-Adviser to the CIF Low Duration Bond Fund. MetWest, located at 11766 Wishire Blvd., Los Angeles, CA 90025, provides investment advisory services to [describe clients]. Established in ______, MetWest has $______ billion in assets under management as of ________.

      Tad Rivelle, CIO, serves as portfolio manager to the Low Duration Bond
      Fund. Prior to founding MetWest in [         ], he was a Principal and co-
      director of fixed income at Hotchkis and Wiley. Mr. Rivelle has 15 years of investment experience.

CIF CORE PLUS BOND FUND

- Pacific Investment Management Company ("PIMCO") serves as Sub-Adviser to the CIF Core Plus Bond Fund. Information about PIMCO is included under the CIF Inflation-Indexed Bond Fund listed above.

      William Gross serves as portfolio manager to the Core Plus Bond Fund. He is the Founder and Managing Director of PIMCO and has been associated with the firm for 29 years.

- Western Asset Management Company ("WAMCO") serves as Sub-Adviser to the CIF Core Plus Bond Fund. Information about WAMCO is included under the CIF Inflation-Indexed Bond Fund listed above.

      S. Kenneth Leech, CIO serves as portfolio manager to the Core Plus Bond Fund. Ken has 23 years of investment experience, including 10 years with WAMCO. Prior to joining WAMCO, he was a portfolio manager with Greenwich Capital Markets and the First Boston Corporation.

PRIOR PERFORMANCE OF SUB-ADVISERS

The following tables present composite investment returns of all discretionary accounts managed by each Sub-Adviser that have investment objectives, policies and strategies that are substantially similar to the Funds' in all material respects. The Sub-Advisers have provided this information and have informed the Funds that it is calculated in accordance with AIMR Performance Presentation Standards. This table does not indicate how a Fund may perform in the future. The extent to which the performance of a particular Sub-Adviser affects a Fund's performance will be limited to the portion of the Fund's assets allocated to that Sub-Adviser by the Investment Manager.

Performance results below reflect the deduction of fees equal to a Fund's total operating expenses net of the Investment Manager's fee waivers.

To the extent that these accounts are not registered investment companies, they are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

CIF Inflation-Indexed Bond Fund

Neither Sub-Adviser has a performance history for accounts managed in accordance with investment objectives, policies and strategies that are substantially similar to the Fund in all material respects.

CIF Low Duration Bond Fund

Historical Performance for Periods Ended December 31, 1999

Average Annual Total Return

------------------------------------------------------------------------------
                        Past            Past          Past          Past ten
                        one year        three         five          years
                                        years         years
------------------------------------------------------------------------------
Seix Investment         4.80%           N/A           N/A           N/A
------------------------------------------------------------------------------

Met West
------------------------------------------------------------------------------
Merrill Lynch                                                       4.45%
1-3 Year
Treasury Index
------------------------------------------------------------------------------



CIF Core Plus Bond Fund

Historical Performance for Periods Ended December 31, 1999

Average Annual Total Return

----------------------------------------------------------------------
                 Past         Past           Past five      Past ten
                 one year     three          years          year
                              years
----------------------------------------------------------------------
PIMCO            5.04%        6.78%          7.86%          9.34%
----------------------------------------------------------------------
WAMCO
----------------------------------------------------------------------
Lehman           7.82%        6.25%          6.04%          4.56%
Brothers
Aggregate
Bond Index
----------------------------------------------------------------------

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INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS - A SUMMARY:

--------------------------------------------------------------------------------

In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

                  Commonfund Institutional Funds
                  15 Old Danbury Road
                  P.O. Box 812
                  Wilton, CT 06897-0812

The minimum initial investment for each Fund is $1,000,000 for institutions and $1,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions. The minimum initial investment may be waived by the Investment Manager.

--------------------------------------------------------------------------------

Once you are a shareholder of the Commonfund Institutional Funds you can do the following:

*     Purchase or redeem Fund shares by phone:

      Call 1-888-TCF-FUND to place a trade.

*     Purchase Fund shares by wiring funds to:

         Investors Bank & Trust Company
         ABA #011001438
         Account # 02013345
         Further Credit: CIF Inflation-Indexed Bond,
         CIF Low Duration Bond or CIF Core Plus Bond Fund, shareholder name and Commonfund Institutional Funds account number.

--------------------------------------------------------------------------------

PURCHASING AND REDEEMING COMMONFUND INSTITUTIONAL FUNDS SHARES

This section tells you how to purchase and redeem shares of the Funds.

PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares of a Fund on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are both open for business (a "Business Day").

To open an account:

Please send your completed New Account Application to Commonfund Institutional Funds, 15 Old Danbury Rd., P.O. Box 812, Wilton, CT 06897-0812. All investments by institutions must be made by wire.

Please call the Funds to let us know that you intend to make an investment. You will need to instruct your bank to wire money to: Investors Bank & Trust Company, ABA #011001438; for Account Number 020103345; Further Credit:, CIF Inflation-Indexed Bond, CIF Low Duration Bond or CIF Core Plus Bond Fund. The shareholder name and shareholder account number must be specified in the wire.

HOW ARE FUND SHARE PRICES CALCULATED?

The price per share (the offering price) will be the net asset value (NAV) per share next determined after a Fund receives your purchase order. Each Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, a Fund generally values its portfolio at market price. If market prices are unavailable or the Investment Manager thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors.

ACCEPTANCE OF SUBSCRIPTIONS

A fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders. In order for your purchase to be processed on the trade date, the Fund must receive funds by 3:00 p.m. Eastern time. Orders for which funds are received after 3:00 p.m. Eastern time will be processed on the following Business Day.

PURCHASING ADDITIONAL SHARES

Current shareholders are eligible to purchase shares by phone by calling 1-888-TCF-FUND if they have requested that privilege by checking the appropriate box on the New Account Application.

PURCHASES BY ELIGIBLE INDIVIDUALS

Eligible Individuals may purchase shares by mail at the address of Commonfund Institutional Funds. The purchase price may be tendered by personal check. We do not accept third party checks or cash.

TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEEMING SHARES

You may redeem your shares on any Business Day by contacting us directly by mail or telephone. The redemption price of each share will be the NAV next determined after a Fund receives your request.

In the case of institutions and Eligible Individuals, payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

METHODS FOR REDEEMING SHARES

*By Mail -- If you wish to redeem shares of a Fund by mail, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-888-TCF-FUND.

*By Phone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

*Systematic Withdrawal Plan -- Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals.

REDEMPTIONS IN KIND -- The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay brokerage costs to sell the securities distributed to you.

SUSPENSION OF YOUR RIGHT TO REDEEM SHARES -- A Fund may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.

INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000,000 for institutions or $1,000 for Eligible Individuals as a result of shareholder redemptions, the Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds the next Business Day after it receives your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DISTRIBUTION OF FUND SHARES

Commonfund Securities, Inc. is the distributor of the Funds and receives no compensation from the Funds for that service.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends monthly. The Funds make distributions of capital gains, if any, at least annually.

Shareholders will receive dividends and distributions in the form of additional shares. Dividends generally are not paid in cash.

TAXES

Each Fund is managed without regard to tax consequences to shareholders. Shareholders seeking to finance tax obligations may need to redeem shares.

Each Fund will distribute substantially all of their investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

This summary is based on current tax laws, which may change.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.


COMMONFUND
INSTITUTIONAL FUNDS


INVESTMENT MANAGER

Commonfund Asset Management Company, Inc.

DISTRIBUTOR

Commonfund Securities, Inc.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about Commonfund Institutional Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI dated __________, 2000, includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


--------------------------------------------------------------------------------

BY TELEPHONE: Call 1-888-TCF-FUND
BY MAIL:    Write to
Commonfund Institutional Funds
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812
BY INTERNET: HTTP://WWW.COMMONFUND.ORG

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Company's Investment Company Act registration number is 811-9555.

--------------------------------------------------------------------------------

COMMONFUND
INSTITUTIONAL FUNDS


PROSPECTUS
2000

                                                                     COMMON FUND

                        --------------------------------------------------------

                        CIF CORE EQUITY FUND
                        CIF SMALL CAP GROWTH FUND
                        CIF SMALL CAP VALUE FUND
                        CIF INTERNATIONAL EQUITY FUND


                        INVESTMENT MANAGER
                        Commonfund Asset Management Company, Inc.

                        DISTRIBUTOR
                        Commonfund Securities, Inc.














The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

COMMONFUND INSTITUTIONAL FUNDS

Commonfund Institutional Funds (the "Company") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders by making available to them a series of investment funds, each with its own investment objectives and policies. The investment funds are sold primarily to institutional investors, including colleges, universities, private secondary schools, hospitals, foundations, pension funds, museums, libraries, performing arts groups and centers, public secondary school districts, charitable service organizations and others. The investment funds are not available to individuals, except current and former directors, officers and employees of Commonfund Asset Management Company, Inc. (the "Investment Manager"), its affiliates, consultants, and members of Commonfund advisory groups ("Eligible Individuals").

HOW TO READ THIS PROSPECTUS

The Company offers a number of separate investment portfolios (each a "Fund" and, collectively, the "Funds"). Each Fund has individual investment goals and strategies. This prospectus gives you important information about the CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds that you should know before investing. This prospectus has been arranged into different sections so that you can easily review this important information. Please read this prospectus and keep it for future reference.

THE EQUITY FUNDS

The Equity Funds invest in a portfolio of common stocks and other equity securities of U.S. and foreign issuers. Investments in equity securities are subject to market risks, such as the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. In addition, investment in equity securities is subject to company specific risk. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, and the prices of securities issued by such companies may suffer a decline in response. Investments in securities in foreign countries may be more volatile than investments in U.S. companies since events unique to a country or region will affect those markets and their issuers. As a result of changes in the prices of a Fund's portfolio securities, the value of shares in a Fund's may fluctuate drastically from day-to-day over a particular period. Equity funds may underperform funds that invest primarily in other asset classes, such as fixed income funds.


CIF Core Equity Fund.................................................
CIF Small Cap Growth Fund............................................
CIF Small Cap Value Fund.............................................
CIF International Equity Fund........................................
Portfolio Management.................................................
Purchasing and Redeeming Shares......................................
Dividends, Distributions and Taxes...................................

To obtain more information about the Company please refer to the Back Cover of the Prospectus.

CIF CORE EQUITY FUND

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
A portfolio of common stocks of large and medium U.S. companies

PRINCIPAL INVESTMENT STRATEGY


The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large and medium capitalization U.S. companies. Generally, these issuers will have a market capitalization in the range of the companies in the S&P 500 Composite Index which is the benchmark index for the Fund. The Fund is designed to add value over its benchmark primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios that emphasize stock selection rather than sector or style variance. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to track the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of several "satellite" portfolios whose Sub-Advisers apply specific investment strategies, such as growth or value, which may deviate from the benchmark in terms of volatility and sector selection.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. The initial Sub-Advisers are State Street Global Advisors, Inc. ("SSgA") Iridian Asset Management LLC ("Iridian"), John A. Levin & Co., Inc. ("John A. Levin"), and Marsico Capital Management LLC ("Marsico Capital"). Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. SSgA manages the "core" portfolio in a style that emphasizes individual stock selection, but is neutral to the Fund's benchmark in style, sector and capitalization. SSgA also manages a portion of the Fund that focuses on very large capitalization companies included in the benchmark index. Iridian employs value strategy in selecting stocks of medium capitalization companies based on in-depth company analysis. John A. Levin selects stocks of large capitalization companies based on fundamental analysis with attention to defensive factors designed to provide protection in value driven environments. Marsico Capital employs a growth strategy designed to succeed in growth driven environments. For liquidity purposes, SSgA manages a portion of the Fund in an indexing Strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.


OTHER INVESTMENTS

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.


PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issues (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.

In addition, at times the Fund's market sector, securities of large capitalization U.S. companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quantity of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities may not be proportionate, there may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. See the SAI for more about the risks of different types of derivatives.


PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees                        0.45%
Distribution (12b-1) Fees                       None
Other Expenses*                                 0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES            0.65%

  Fee waivers and expense reimbursements        0.10%

NET ANNUAL FUND OPERATING EXPENSES              0.55%**

* OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.

** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.55% OF NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $  55*
      3 Years           $ 166*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF (0.55%).

CIF SMALL CAP GROWTH FUND

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
A portfolio of growth oriented common stocks of smaller capitalization U.S. companies

PRINCIPAL INVESTMENT STRATEGY


The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have a market capitalization in the range of the companies in the Russell 2000 Growth Index which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investment in companies that the Sub-Advisers believe have strong earnings momentum, dominant market share in growing industries, and positive changes in analysts' expectations or better than anticipated earnings reports. The Fund is constructed around three principal strategies: aggressive, core and defensive. The aggressive strategy generally is more volatile and provides for greater sector variances than the Russell 2000 Growth Index. The defensive strategy is designed to have lower volatility and add value primarily during down markets. The core strategy generally will have similar risk and portfolio characteristics similar to the Russell 2000 Growth Index.

The Investment Manager allocates the Fund's assets among Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. The initial Sub-Advisers are Artisan Partners, L.P. ("Artisan"), CapitalWorks Investment Partners ("CapitalWorks Investment"), Constitution Research & Management, Inc. ("Constitution Research"), GlobeFlex Capital, L.P. ("GlobeFlex Capital"), Veredus Asset Management, LLC ("Veredus") and State Street Global Advisors, Inc. ("SSgA"). Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan manages the defensive portion of the Fund to provide downside protection in value driven environments. CapitalWorks Investment manages the aggressive portion of the Fund. Constitution Research and Veredus manage combination aggressive-core portions of the Fund. For liquidity purposes, SSgA manages its portion of the Fund in a small company growth indexing strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid to tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and/or engage in other investment practices, which are not principal investments and strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.


PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issues (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.

The risk of investing in equity securities is intensified in the case of the small companies in which the Fund will invest. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies and such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Fund may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

In addition, at times the Fund's market sector, growth-oriented equity securities of small companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.


RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, there may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. See the SAI for more about the risks of different types of derivatives.


PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees                      0.90%
Distribution (12b-1) Fees                     None
Other Expenses*                               0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES          1.10%

  Fee waivers and expense reimbursements      0.10%

NET ANNUAL FUND OPERATING EXPENSES            1.00%**

* OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.

** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% OF NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $ 100*
      3 Years           $ 303*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF (1.00%).

CIF SMALL CAP VALUE FUND

INVESTMENT GOAL
Long-term capital appreciation


INVESTMENT FOCUS
A portfolio of value oriented common stocks of smaller capitalization U.S. companies


PRINCIPAL INVESTMENT STRATEGY


The CIF Small Cap Value Fund invests primarily in value oriented securities of small U.S. companies. Generally, these issuers will have a market capitalization in the range of companies in the Russell 2000 Value Index which is the benchmark index for the Fund. The Fund is designed to add value primarily through stock selection, rather than sector or style rotation, and to exhibit volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investment in companies that exhibit traditional value characteristics, such as below average price-to-earnings, price-to-book value and price-to-cash flow ratios. The Fund is constructed using multiple strategies designed to select different types of companies in the benchmark index.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. The initial Sub-Advisers are High Rock Capital LLC ("High Rock Capital"), Martingale Asset Management, L.P. ("Martingale"), North Point Capital ("North Point") Shapiro Capital Management Company, Inc. ("Shapiro Capital"), Skyline Asset Management, L.P. ("Skyline"), and State Street Global Advisors, Inc. ("SSgA"). Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. High Rock Capital's investment strategy emphasizes research of issuers' business quality, business valuation and business catalysts. Martingale utilizes a quantitative strategy designed to minimize the impact of the Fund's largest holdings and reduce tracking error against the benchmark. Shapiro Capital concentrates on a portfolio of securities selling at a substantial discount to normalized earnings power. Skyline focuses on attractively priced securities, such as those with below average price-to-earnings ratios, with increasing earnings. For liquitity purposes, SSgA managers its portion of the Fund in a small company value indexing strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.


OTHER INVESTMENTS


The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.


PRINCIPAL RISKS


The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issues (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.

The risk of investing in equity securities is intensified in the case of the small companies in which the Fund will invest. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems.

In addition, at times the Fund's market sector, value-oriented equity securities of small companies, may underperform relative to other sectors.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.


RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, there may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. See the SAI for more about the risks of different types of derivatives.

PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees                      0.90%
Distribution (12b-1) Fees                     None
Other Expenses*                               0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES          1.10%

  Fee waivers and expense reimbursements      0.10%

NET ANNUAL FUND OPERATING EXPENSES            1.00%**

* OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.

** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00% OF NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $ 100*
      3 Years           $ 303*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF (1.00%).

CIF INTERNATIONAL EQUITY FUND


INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
A portfolio of equity securities of non-U.S. issuers

PRINCIPAL INVESTMENT STRATEGY


The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australasia, Far East) Index, which is the benchmark of the Fund and which includes most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may also enter into forward and futures contracts to hedge currency exposure.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation style that favors both value and growth stocks. Up to 50% of the Fund will be comprised of "satellite" portfolios whose Sub-Advisers apply a more targeted investment strategy, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection. The Fund may invest up to 10% of its assets in a passively managed international equity index strategy.

The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. The initial Sub-Advisers are Capital Guardian Trust Company ("Capital Guardian"), Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"), TT International Investment Management ("TT International") and State Street Global Advisors, Inc. ("SSgA"). Each Sub-Adviser selects investments for its portion of the Fund's assets based on its own investment style and strategy. Capital Guardian manages the "core" portfolio by applying a market-oriented approach that includes bottom up stock selection and sector allocation. Country allocation is a by-product of the stock selection process. GMO applies a value oriented approach to selecting investments. TT International uses a growth oriented approach to stock selection coupled with geo-political country analysis. For liquidity purposes, SSgA manages its portion of the Fund in an international equity indexing strategy.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs and may result in taxable gains being passed through to taxable shareholders.


OTHER INVESTMENTS

The Fund also may invest in other securities, use other strategies and/or engage in other investment practices, which are not principal investments and strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information (SAI).

During unusual economic or market conditions, or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issues (news about the success or failure of a new product, for example). These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the prices of equity securities are more volatile than those of fixed income securities.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

RISKS OF HOLDING CERTAIN SECURITIES

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quantity of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging Market Risks. The Fund may invest in emerging market countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives. Derivatives are instruments which derive their value from an underlying security, financial asset or an index. One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps. Derivative Instruments are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The primary risks of Derivative Instruments are that changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, there may not be a liquid market for the Fund to sell a derivative which could result in difficulty closing the position and certain derivatives can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some Derivative Instruments are subject to counterparty risk. See the SAI for more about the risks of different types of derivatives.


PRIOR PERFORMANCE INFORMATION

As of the date of this prospectus, the Fund had not yet commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you will pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Investment Advisory Fees                      0.70%
Distribution (12b-1) Fees                     None
Other Expenses*                               0.20%

TOTAL ANNUAL FUND OPERATING EXPENSES          0.90%
  Fee waivers and expense reimbursements      0.10%
Net Annual Fund Operating Expenses            0.80%**

* OTHER EXPENSES WERE ESTIMATED ASSUMING AVERAGE DAILY NET ASSETS OF THE FUND OF $100 MILLION.

** THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO
   REIMBURSE EXPENSES, SO LONG AS IT SERVES AS INVESTMENT MANAGER TO THE FUND, IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.80% NET ASSETS PER YEAR. THIS FEE WAIVER MAY BE AMENDED OR TERMINATED ONLY WITH THE CONSENT OF THE BOARD OF DIRECTORS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 Year            $  80*
      3 Years           $ 292*

* EXPENSES ARE CALCULATED BASED ON ANNUAL FUND OPERATING EXPENSES NET OF THE INVESTMENT MANAGER'S FEE WAIVERS AND EXPENSE REIMBURSEMENTS OF (0.80%).

INVESTMENT MANAGER

COMMONFUND ASSET MANAGEMENT COMPANY, INC. is an indirect, wholly-owned subsidiary of The Common Fund for Nonprofit Organizations ("CommonFund"). Employees of the Investment Manager also are responsible for CommonFund's investment program, which is comprised of more than 40 funds with more than $22 billion in assets and is conducted in a "manager of managers" format. The Fund will pay the Investment Manager an annual fee based on the average net assets for its services, as follows:

CIF Core Equity Fund                 0.45%
CIF Small Cap Growth Fund            0.90%
CIF Small Cap Value Fund             0.90%
CIF International Equity Fund        0.70%

The Investment Manager acts as a "manager of managers" for the Fund, and supervises adherence by the Sub-Advisers with each Fund's investment policies and guidelines. The Investment Manager can also recommend the appointment of additional or replacement Sub-Advisers to the Company's Board of Directors. The Fund and the Investment Manager applied for exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Manager and the Company to add or terminate Sub-Advisers without shareholder approval.

The Investment Manager employs a team to supervise the Sub-Advisers, which includes the following members:

      Todd E. Petzel, President and Chief Investment Officer. Mr. Petzel assumed the position of President and Chief Investment Officer of CommonFund Asset Management Company as of August 1999. From January 1996 until August 1999, he served as Executive Vice President and Chief Investment Officer for CommonFund. Prior to that, Mr. Petzel was Executive Vice President, Business Development of the Chicago Mercantile Exchange ("CME"), and prior to 1994, Senior Vice President, Research and Chief Economist of the CME. Mr. Petzel received his A.B., A.M., and Ph.D. degrees from the University of Chicago.

      Elizabeth E. Schaefer, Senior Vice President, Head of Domestic Equity. Ms. Schaefer joined CommonFund in 1996. Prior to joining CommonFund, Ms. Schaefer was Vice President and Assistant Portfolio Manager/Analyst for the Multi-Manager Equity fund at Evaluation Associates, Inc., where she was responsible for the day-to-day monitoring of client portfolios. She was also Director of U.S. Domestic Equity Research at EAI, assisting the firm's professional activities in the structuring of U.S. equity portfolios, manager evaluations, and due diligence activities as well as domestic equity searches. Ms. Schaefer holds a B.A. from the College of New Rochelle and an M.B.A. from Iona College.

      Curt R. Tobey, Senior Vice President Head of International Equity. Mr. Tobey joined CommonFund in 1983. Prior to joining CommonFund, Curt served as portfolio analyst at ITB Management Company in Boston and assistant investment manager of Wellesley College's endowment. He has a B.A. from the University of Vermont and an M.B.A. from the Kellogg School of Northwestern University.

      Lawrence M. Goldsmith, Managing Director/Fund Manager and a member of the Domestic Equity Team. Mr. Goldsmith joined CommonFund in 1999. Prior to joining CommonFund in 1999, Mr. Goldsmith served as Director - Trust Investments of
Fluor Corporation. Prior to joining Fluor in     , Fluor, Mr. Goldsmith served
as the manager of Toyota's U.S.A. headquarters-based retirement plans, as well as undertaking significant responsibility on mergers and acquisitions, lease/buy analyses, and real estate property management. He has a B.S. and an M.B.A. from the University of Pennsylvania's Wharton School of Business.

      Safia Mehta, Managing Director and Fund Manager of Emerging and International Markets. Ms. Mehta joined CommonFund in 1999. She has over 15 years of financial industry experience. She joined CommonFund from Hospitals of Ontario Pension Plan Investment Management Limited (HOOPP). Ms. Mehta is a graduate of the University of Toronto and is a Chartered Accountant (Canada).

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

CIF CORE EQUITY FUND

- Iridian Asset Management LLC ("Iridian") serves as Sub-Adviser to the CIF Core Equity Fund. Iridian, located at 276 Post Road West, Westport, CT 06880, provides investment advisory services to individuals, investment companies and other institutions. Established in ________, Iridian has $_______ billion in assets under management as of _______.
   [INSERT PORTFOLIO MANAGERS]

-  John A. Levin & Co., Inc. ("John A. Levin") serves as Sub-Adviser to the CIF Core Equity Fund. John A. Levin, located at One Rockefeller Plaza, 25th Floor, New York, NY 10020, provides investment advisory services to individuals, investment companies and other institutions. Established in 1996, John A. Levin has $______ billion in assets under management as of
   ________.
   [INSERT PORTFOLIO MANAGERS]

-  Marsico Capital Management LLC ("Marsico Capital") serves as Sub-Adviser to the CIF Core Equity Fund. Marsico Capital, located at 1200 Seventeenth Street, Suite 1300, Denver, CO 80202, provides investment advisory services to individuals, investment companies and other institutions. Established in 1997, Marsico Capital has $______ billion in assets under management as of
   _________.
   [INSERT PORTFOLIO MANAGERS]

-  State Street Global Advisors, Inc. ("SSgA") serves as Sub-Adviser to the
   CIF Core Equity Fund. SsgA, located at Prominence in Buckhead Suite 1920, 2475 Piedmont Rd NE, Atlanta, GA 30305, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1994, SSgA has $______ trillion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]


CIF SMALL CAP GROWTH FUND

- Artisan Partners, L.P. ("Artisan") serves as Sub-Adviser to the CIF Small Cap Growth Fund. Artisan, located at 1000 North Water Street, Suite 1770, Milwaukee, WI 53202, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1994, Artisan has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- CapitalWorks Investment Partners ("CapitalWorks Investment") serves as Sub-Adviser to the CIF Small Cap Growth Fund. CapitalWorks, located at 401 West A Street, Suite 1675, San Diego, CA 92101 provides investment advisory services to [describe clients]. Established in _______, CapitalWorks Investment has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- Constitution Research & Management, LLC ("Constitution Research") serves as Sub-Adviser to the CIF Small Cap Growth Fund. Constitution Research, located at Once Financial Center, 23rd Floor, Boston, MA provides investment advisory services to [describe clients]. Established in _______, Constitution Research has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- GlobeFlex Capital, L.P. ("GlobeFlex Capital") serves as Sub-Adviser to the CIF Small Cap Growth Fund. As Sub-Adviser, GlobeFlex Capital, located at 4365 Executive Drive, Suite 720, San Diego, CA 92121, provides investment advisory services to individuals, investment companies and other institutions. Established in _______, GlobeFlex Capital has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- State Street Global Advisors, Inc. ("SSgA") serves as Sub-Adviser to the CIF Small Cap Growth Fund. Information about SSgA is included under the CIF Core Equity Fund listed above.
   [INSERT PORTFOLIO MANAGERS]

- Veredus Asset Management, LLC ("Veredus") serves as Sub-Adviser to the CIF Small Cap Growth Fund. Veredus, located at 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205, provides investment advisory services to individuals, investment companies and other institutions. Established in 1998, Veredus has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]


CIF SMALL CAP VALUE FUND

- High Rock Capital LLC ("High Rock Capital") serves as Sub-Adviser to the CIF Small Cap Value Fund. High Rock Capital, located at 28 State Street, Boston, MA 02109 provides investment advisory services to individuals, investment companies and other institutions. Established in 1997, High Rock Capital has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- Martingale Asset Management, LLC ("Martingale") serves as Sub-Adviser to the CIF Small Cap Value Fund. Martingale, located at 222 Berkely Street, Boston, MA 02116, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1987, Martingale has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

NORTH POINT CAPITAL

- Shapiro Capital Management Company, Inc. ("Shapiro Capital") serves as Sub-Adviser to the CIF Small Cap Value Fund. Shapiro Capital, located at One Buckhead Plaza Suite 650, 3060 Peachtree Rd, NW, Atlanta, GA 30305, provides investment advisory services to [describe clients]. Established in _______, Shapiro Capital has $______ billion in assets under management as of
   _________.
    [INSERT PORTFOLIO MANAGERS]

- Skyline Asset Management, L.P. ("Skyline") serves as Sub-Adviser to the CIF Small Cap Value Fund. Skyline, located at 311 South Whacker Dr., Suite 4500, Chicago, IL 60606, provides investment advisory services to [describe clients]. Established in _______,

   Skyline has $______ billion in assets under management as of _________. [INSERT PORTFOLIO MANAGERS]

- State Street Global Advisors, Inc. ("SSgA"), serves as Sub-Adviser to the CIF Small Cap Value Fund. Information about SSgA is included under the CIF Core Equity Fund listed above.
    [INSERT PORTFOLIO MANAGERS]


CIF INTERNATIONAL EQUITY FUND

   Capital Guardian Trust Company ("Capital Guardian") serves as Sub-Adviser to the CIF International Equity Fund. Capital Guardian, located at 630 Fifth Ave., 36th Floor, New York, NY provides investment advisory services to [describe clients]. Established in _______, Capital Guardian has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- Grantham, Mayo, Van Otterloo & Co., LLC ("GMO") serves as Sub-Adviser to the CIF International Equity Fund. GMO, located at 40 Rowes Wharf, Boston, MA 02110, provides investment advisory services to [describe clients]. Established in _______, GMO has $______ billion in assets under management as of _________.
    [INSERT PORTFOLIO MANAGERS]

- TT International Investment Management ("TT International") serves as Sub-Adviser to the CIF International Equity Fund. TT International, located at Martin House, 5 Martin Lane, London, EC4R ODP, England, provides investment advisory services to [describe clients]. Established in _______, TT International has $______ billion in assets under management as of
   _________.
    [INSERT PORTFOLIO MANAGERS]

- State Street Global Advisors, Inc. ("SSgA") serves as Sub-Adviser to the CIF International Equity Fund. Information about SSgA is included under the CIF Core Equity Fund listed above. [INSERT PORTFOLIO MANAGERS]


PRIOR PERFORMANCE OF SUB-ADVISERS

The following tables present composite investment returns of all discretionary accounts managed by each Sub-Adviser that have investment objectives, policies and strategies that are substantially similar to the Funds' in all material respects. The Sub-Advisers have provided this information and have informed the Funds that it is calculated in accordance with AIMR Performance Presentation Standards. This table does not indicate how a Fund may perform in the future. The extent to which the performance of a particular Sub-Adviser affects a Fund's performance will be limited to the portion of the Fund's assets allocated to that Sub-Adviser by the Investment Manager.

Performance results below reflect the deduction of fees equal to a Fund's total operating expenses net of the Investment Manager's fee waivers.

To the extent that these accounts are not registered investment companies, they are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected performance results.

CIF Core Equity Fund

Historical Performance for Periods Ended December 31, 1999

Average Annual Total Return


---------------------------------------------------------------------------------------------
                              Past one         Past three       Past five        Past ten
                              year             years            years            years
---------------------------------------------------------------------------------------------
Iridian                       15.17%           22.22%           26.60%           N/A
---------------------------------------------------------------------------------------------
John A. Levin                 11.11%           18.17%           21.60%           17.38%
---------------------------------------------------------------------------------------------
Marsico Capital               54.79%           N/A              N/A              N/A
---------------------------------------------------------------------------------------------
SsgA                          22.10%           28.80%           29.24%           N/A
---------------------------------------------------------------------------------------------
S&P 500                       21.08%           27.58%           28.54%           18.22%
Composite Index
---------------------------------------------------------------------------------------------


CIF Small Cap Growth Fund

Historical Performance for Periods Ended December 31, 1999

Average Annual Total Return


----------------------------------------------------------------------------------
                          Past one        Past three     Past five      Past ten
                          year            years          years          years
----------------------------------------------------------------------------------
Artisan                   20.74%          9.82%          N/A            N/A

----------------------------------------------------------------------------------
CapitalWorks              185.09%         N/A            N/A            N/A
Investment
----------------------------------------------------------------------------------
Constitution              121.09%         47.95%         43.57%         26.94%
Research
----------------------------------------------------------------------------------
GlobeFlex Capital         4.12%           8.70%          17.88%         N/A
----------------------------------------------------------------------------------
SSgA                      20.41%          13.02%         16.67%         N/A
----------------------------------------------------------------------------------
SSgA
----------------------------------------------------------------------------------
Veredus                   116.59%         39.02%         33.44%         25.70%
----------------------------------------------------------------------------------
Russell 2000 Growth       43.10%          17.80%         18.97%         13.51%
Index
----------------------------------------------------------------------------------

CIF Small Cap Value Fund

Historical Performance for Periods Ended December 31, 1999

Average Annual Total Return


-----------------------------------------------------------------------------------
                      Past one        Past three       Past five       Past ten
                      year            years            years           years
-----------------------------------------------------------------------------------
High Rock Capital     8.96%           N/A              N/A             N/A
-----------------------------------------------------------------------------------
Martingale            N/A             N/A              N/A             N/A
-----------------------------------------------------------------------------------
North Point Capital
-----------------------------------------------------------------------------------
Shapiro Capital       -0.14%          9.77%            18.25%          N/A
-----------------------------------------------------------------------------------
Skyline               -11.50%         4.82%            11.90%          15.89%
-----------------------------------------------------------------------------------
SSgA                  20.41%          13.02%           16.67%          N/A
-----------------------------------------------------------------------------------
Russell 2000          -1.49%          6.69%            13.14%          12.46%
Value Index
-----------------------------------------------------------------------------------

CIF International Equity Fund

Historical Performance for Periods Ended December 31, 1999

Average Annual Total Return

---------------------------------------------------------------------------------------
                        Past one         Past three       Past five        Past ten
                        year             years            years            years
---------------------------------------------------------------------------------------
Capital Guardian        70.77%           30.14%           23.99%           -2.25%
---------------------------------------------------------------------------------------
GMO                     29.64%           16.97%           16.20%           -8.10%
---------------------------------------------------------------------------------------
TT International        46.72%           27.87%           26.31%           N/A
---------------------------------------------------------------------------------------
SSgA
---------------------------------------------------------------------------------------
MSCI EAFE Index         26.97%           15.74%           12.83%           -8.44%
---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
INVESTING IN THE COMMONFUND INSTITUTIONAL FUNDS - A SUMMARY:
--------------------------------------------------------------------------------
In order to open a new account, you must complete and mail the New Account Application that you receive with this prospectus to:

               Commonfund Institutional Funds
               15 Old Danbury Road
               P.O. Box 812
               Wilton, CT 06897-0812

The minimum initial investment for each Fund is $1,000,000 for institutions and $1,000 for Eligible Individuals. The minimum subsequent investment is $1,000, except that no minimum applies to reinvestments from dividends and distributions. The minimum initial investment may be waived by the Investment Manager.
--------------------------------------------------------------------------------
Once you are a shareholder of the Commonfund Institutional Funds you can do the following:

*     Purchase or redeem Fund shares by phone:

      Call 1-888-TCF-FUND to place a trade.

*     Purchase Fund shares by wiring funds to:

      Investors Bank & Trust Company
      ABA #011001438
      Account # 02013345
      Further Credit: CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value or CIF International Equity Fund, shareholder name and Commonfund Institutional Funds account number.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING COMMONFUND INSTITUTIONAL FUNDS SHARES

This section tells you how to purchase and redeem shares of a Fund.


PURCHASING SHARES

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares of each Fund on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are both open for business (a "Business Day").

To open an account:

Please send your completed New Account Application to Commonfund
Institutional Funds, 15 Old Danbury Rd., P.O. Box 812, Wilton, CT
06897-0812.  All investments by institutions must be made by wire.

Please call the Funds to let us know that you intend to make an investment. You will need to instruct your bank to wire money to: Investors Bank & Trust Company, ABA #011001438; for Account Number 020103345; Further Credit: CIF Core Equity, CIF Small Cap Growth, CIF Small Cap Value or CIF International Equity Fund. The shareholder name and shareholder account number must be specified in the wire.

HOW ARE FUND SHARE PRICES CALCULATED?

The price per share (the offering price) for a Fund will be the net asset value
(NAV) per share next determined after a Fund receives your purchase order. Each Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating NAV, a Fund generally values its portfolio at market price. If market prices are unavailable or the Investment Manager thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors.

ACCEPTANCE OF SUBSCRIPTIONS

A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders. In order for your purchase to be processed on the trade date, a Fund must receive funds by 3:00 p.m. Eastern time. Orders for which funds are received after 3:00 p.m. Eastern time will be processed on the following Business Day.

PURCHASING ADDITIONAL SHARES

Current shareholders are eligible to purchase shares by phone by calling 1-888-TCF-FUND if they have requested that privilege by checking the appropriate box on the New Account Application.

PURCHASES BY ELIGIBLE INDIVIDUALS

Eligible Individuals may purchase shares by mail at the address of Commonfund Institutional Funds. The purchase price may be tendered by personal check. We do not accept third party checks or cash.

TELEPHONE TRANSACTIONS

Purchasing or redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

REDEEMING SHARES

You may redeem your shares on any Business Day by contacting us directly by mail or telephone. The redemption price of each share will be the NAV next determined after a Fund receives your request.

In the case of institutions and Eligible Individuals, payments in redemption will be made by wire transfer to the account designated in your New Account Application or another account that has properly been designated with a signature guarantee.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying signatures. The signature(s) must be guaranteed by an acceptable financial institution such as a national or state bank, a trust company, a federal savings and loan association, a credit union or a broker-dealer that is a member of a national securities exchange. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

METHODS FOR REDEEMING SHARES

*By Mail -- If you wish to redeem shares of a Fund by mail, you should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by phoning 1-888-TCF-FUND.

*By Phone -- When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

*Systematic Withdrawal Plan -- Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals.

REDEMPTIONS IN KIND -- The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the highly unlikely event that your shares are redeemed in kind, you will have to pay brokerage costs to sell the securities distributed to you.

SUSPENSION OF YOUR RIGHT TO REDEEM SHARES - A Fund may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for such other periods as the SEC may by order permit.

INVOLUNTARY SALES OF YOUR SHARES -- If your account balance drops below the required minimum of $1,000,000 for institutions or $1,000 for Eligible Individuals as a result of shareholder redemptions, the Fund may redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid redemption of your shares.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds the next Business Day after it receives your request. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.


DISTRIBUTION OF FUND SHARES

Commonfund Securities, Inc. is the distributor of the Funds and receives no compensation from the Funds for that service.


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

Shareholders will receive dividends and distributions in the form of additional shares. Dividends generally are not paid in cash.


TAXES

The Funds are managed without regard to tax consequences to shareholders. Shareholders seeking to finance tax obligations may need to redeem shares.

The Funds will distribute substantially all of their investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

This summary is based on current tax laws, which may change.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

COMMONFUND
INSTITUTIONAL FUNDS


INVESTMENT MANAGER

Commonfund Asset Management Company, Inc.

DISTRIBUTOR

Commonfund Securities, Inc.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103




More information about Commonfund Institutional Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


The SAI dated January 20, 2000, includes more detailed information about Commonfund Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:



--------------------------------------------------------------------------------
BY TELEPHONE: Call 1-888-TCF-FUND
BY MAIL:    Write to
Commonfund Institutional Funds
15 Old Danbury Road
P.O. Box 812
Wilton, CT 06897-0812
BY INTERNET: HTTP://WWW.COMMONFUND.ORG
--------------------------------------------------------------------------------

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-Annual Reports, as well as other information about Commonfund Institutional Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Company's Investment Company Act registration number is 811-9555.

--------------------------------------------------------------------------------

                         COMMONFUND INSTITUTIONAL FUNDS

                         CIF INFLATION-INDEXED BOND FUND
                           CIF LOW DURATION BOND FUND
                             CIF CORE PLUS BOND FUND
                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                               INVESTMENT MANAGER
                    COMMONFUND ASSET MANAGEMENT COMPANY, INC.

                             INVESTMENT SUB-ADVISERS

                             ARTISAN PARTNERS, L.P.
                         CAPITAL GUARDIAN TRUST COMPANY
                        CAPITAL WORKS INVESTMENT PARTNERS
                     CONSTITUTION RESEARCH & MANAGEMENT, LLC
                             GLOBEFLEX CAPITAL, L.P.
                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                              HIGH ROCK CAPITAL LLC
                          IRIDIAN ASSET MANAGEMENT LLC
                            JOHN A. LEVIN & CO. INC.
                         MARSICO CAPITAL MANAGEMENT LLC
                        MARTINGALE ASSET MANAGEMENT, L.P.
                       METROPOLITAN WEST ASSET MANAGEMENT
                              NORTH POINT CAPITAL
                      PACIFIC INVESTMENT MANAGEMENT COMPANY
                            SEIX INVESTMENT ADVISORS
                    SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.
                         SKYLINE ASSET MANAGEMENT, L.P.
                       STATE STREET GLOBAL ADVISORS, INC.
                     TT INTERNATIONAL INVESTMENT MANAGEMENT
                          VEREDUS ASSET MANAGEMENT, LLC
                        WESTERN ASSET MANAGEMENT COMPANY

                                   DISTRIBUTOR
                           COMMONFUND SECURITIES, INC.

This Statement of Additional Information ("SAI") is not a prospectus and relates only to the CIF Inflation-Indexed Bond, CIF Low Duration Bond, CIF Core Plus Bond, CIF Core Equity Fund, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds (each a "Fund" and collectively the "Funds"). The SAI is intended to provide additional information regarding the activities and operations of the Commonfund Institutional Funds (the "Company") and should be read in conjunction with the CIF Inflation-Indexed Bond, CIF Low Duration Bond, CIF Core Plus Bond, CIF Core Equity Fund, CIF Small Cap Growth, CIF Small Cap Value and CIF International Equity Funds' prospectuses dated _____, 2000. The prospectuses may be obtained without charge by calling 1-888-TCF-FUND.

__________________, 2000

                                TABLE OF CONTENTS

THE COMPANY...................................................................

INVESTMENT OBJECTIVES.........................................................

INVESTMENT POLICIES...........................................................

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.........................

INVESTMENT LIMITATIONS........................................................

THE INVESTMENT MANAGER........................................................

FUND ADMINISTRATION...........................................................

CUSTODIAN.....................................................................

LEGAL COUNSEL.................................................................

DISTRIBUTION..................................................................

DIRECTORS AND OFFICERS OF THE COMPANY.........................................

COMPUTATION OF YIELD AND TOTAL RETURN.........................................

PURCHASE AND REDEMPTION OF SHARES.............................................

DETERMINATION OF NET ASSET VALUE..............................................

TAXES.........................................................................

PORTFOLIO TRANSACTIONS........................................................

CODE OF ETHICS................................................................

VOTING........................................................................

5% SHAREHOLDERS...............................................................

APPENDIX......................................................................

THE COMPANY

This SAI is not a prospectus and relates only to the CIF Inflation-Indexed Bond Fund, CIF Low Duration Bond Fund, CIF Core Plus Bond Fund, CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund, and CIF International Equity Fund (each a "Fund" and collectively the "Funds"). Each Fund is a separate series of Commonfund Institutional Funds (the "Company"), an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999. The Agreement and Declaration of Trust permits the Company to offer separate series of units of beneficial interest ("shares"), and separate classes of shares within the Funds. Each Fund share represents an equal proportionate interest in its respective Fund.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund may invest in various instruments or utilize varying strategies to achieve its investment objective. The permissible instruments or strategies for each Fund are described below. There can be no assurance that the Funds will achieve their investment objective.

CIF INFLATION-INDEXED BOND FUND - The Fund seeks to maximize real return as consistent with preservation of capital and liquidity.

The CIF Inflation-Indexed Bond Fund invests primarily in U.S. Treasury Securities whose principal value is periodically adjusted to the U.S. Consumer Price Index. Up to 25% of the Fund may be invested in investment grade securities that are not indexed to inflation. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund will normally maintain effective duration within(+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Asset-Backed Securities                Bankers' Acceptances and Bank        Borrowing
                                       Obligations

Certificates of Deposit                Corporate Bonds                      Derivatives

Fixed Income Securities                Floaters and Inverse Floaters        Futures Contracts and Options on Futures
                                                                            Contracts

High Yield Securities                  Investment Company Securities        Loan Participation and Assignments

Money Market Instruments               Mortgage-Related Securities          Municipals

Options                                Repurchase Agreements                Rights

Rule 144A Securities                   Securities Lending                   Temporary Investments

U.S. Government Securities             Variable and Floating Rate           When-Issued and Delayed Delivery
                                       Instruments                          Securities

Yankee Dollars                         Zero Coupons

CIF LOW DURATION BOND FUND - The Fund seeks to provide high current income as consistent with preservation of capital.

The CIF Low Duration Bond Fund invests primarily in a diversified portfolio of dollar denominated investment grade bonds, including obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, as well as corporate, asset-backed and mortgage-backed securities. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 20% of its assets in non-dollar denominated and securities rated below investment grade at the time of purchase. The Fund will maintain an average portfolio duration of between one and three years.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Asset-Backed Securities          Bankers' Acceptances and Bank          Borrowing
                                 Obligations

Certificates of Deposit          Corporate Bonds                        Derivatives

Eurodollar Obligations           Foreign Securities                     Fixed Income Securities

Floaters and Inverse Floaters    Futures Contracts and Options on       High Yield Securities
                                 Futures Contracts
Investment Company Securities    Loan Participation and Assignments     Money Market Instruments

Mortgage-Related Securities      Municipals                             Options

Repurchase Agreements            Rights                                 Rule 144A Securities

Securities Lending               Temporary Investments                  U.S. Government Securities

Variable and Floating Rate       When-Issued and Delayed Delivery       Yankees
Instruments                      Securities



CIF CORE PLUS BOND FUND - The Fund seeks to provide high current income and price appreciation.

The CIF Core Plus Bond Fund primarily invests in investment grade bonds and other fixed income securities in an attempt to outperform the broad U.S. bond market. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The Fund also may invest up to 10% of its assets in securities rated below investment grade, but in one of the six highest rating categories, and up to 20% of its assets in non-dollar denominated issuers. The Sub-Advisers may invest in certain derivatives and may use certain techniques, such as currency hedging in order to outperform the broad market. The Fund will maintain an average portfolio duration of between three and six years.

The Fund seeks to achieve its investment objective by maintaining a core portfolio of securities that is aligned with the composition and duration of the Fund's benchmark index, which tracks the overall U.S. bond market. The Sub-Advisers then seek to add value by investing a portion of the Fund's assets in fixed income securities that are not represented in the benchmark and using investment techniques designed to overweight or underweight the Fund's portfolio relative to benchmark characteristics.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Asset-Backed Securities          Bankers' Acceptances and Bank Obligations   Borrowing

Certificates of Deposit          Corporate Bonds                             Derivatives

Eurodollar Obligations           Foreign Securities                          Fixed Income Securities

Floaters and Inverse Floaters    Futures Contracts and Options on Futures    High Yield Securities
                                 Contracts

Investment Company Securities    Investment Grade Securities                 Loan Participation and Assignments

Money Market Instruments         Mortgage-Related Securities                 Municipals

Options                          Repurchase Agreements                       Rights

Rule 144A Securities             Securities Lending                          Temporary Investments

U.S. Government Securities       Variable and Floating Rate Instruments      When-Issued and Delayed Delivery
                                                                             Securities

Yankees                          Zero Coupons, Pay-In-Kind Securities or
                                 Deferred Payment Securities

CIF CORE EQUITY FUND - The Fund seeks to provide long-term capital appreciation.

The CIF Core Equity Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stocks of large capitalization U.S. companies. Generally, these issuers will have a market capitalization in the range of the companies in the S&P 500 Composite Index. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios that emphasize stock selection rather than sector or style variance. The "core" portfolio, which ordinarily will comprise approximately 40% of the Fund, utilizes a single Sub-Adviser to tracks the S&P 500 Composite Index in terms of sector, industry and capitalization, while adding value through stock selection. The remainder of the Fund is comprised of multiple "satellite" portfolios whose Sub-Advisers apply a specific investment strategy, such as growth or value, and may deviate from the benchmark in terms of volatility and sector selection.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Agencies                         Common Stocks                                Convertible Securities

Corporate Bonds                  Depositary Receipts                          Derivatives

Foreign Securities               Fixed Income Securities                      Futures Contracts and Options on
                                                                              Futures Contracts

Investment Grade Securities      Money Market Instruments                     Options

Preferred Stocks                 Rights                                       Securities Lending

U.S. Government Securities       Variable and Floating Rate Instruments


CIF SMALL CAP GROWTH FUND - The Fund seeks to provide long-term capital appreciation.

The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have a market capitalization in the range of the companies in the Russell 2000 Growth Index. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investment in companies that the Sub-Advisers believe have strong earnings momentum, dominant market share in growing industries and positive changes in analysts' expectations or better than anticipated earnings reports. The Fund is constructed around three principal strategies: aggressive, core and defensive. The aggressive strategy generally is more volatile and provides for greater sector variances as compared to the Russell 2000 Growth Index. The defensive strategy is designed to have lower volatility and add value primarily during down markets. The core strategy generally will have similar risk and portfolio characteristics as compared to the Russell 2000 Growth Index.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Agencies                           Common Stocks                Convertible Securities

Corporate Bonds                    Depositary Receipts          Derivatives

Foreign Securities                 Fixed Income Securities      Futures Contracts and Options on
                                                                Futures Contracts

Investment Grade Securities        Money Market Instruments     Options

Preferred Stocks                   Rights                       Securities Lending

U.S. Government Securities         Variable and Floating Rate
                                   Instruments

CIF SMALL CAP VALUE FUND - The Fund seeks to provide long-term capital appreciation.

The CIF Small Cap Value Fund invests primarily in value oriented securities of small U.S. companies. Generally, these issuers will have a market capitalization in the range of companies in the Russell 2000 Value Index. The Fund is designed to add value primarily through stock selection, rather than sector or style variance, with volatility similar to that of its benchmark index.

The Fund seeks to achieve its objective by emphasizing investments in companies that exhibit traditional value characteristics, such as below average price-to-earnings, price-to-book value and price-to-cashflow ratios. The Fund is constructed using multiple strategies designed to select different types of companies in the benchmark index.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Agencies                           Common Stocks                Convertible Securities

Corporate Bonds                    Depositary Receipts          Derivatives

Foreign Securities                 Fixed Income Securities      Futures Contracts and Options on
                                                                Futures Contracts

Investment Grade Securities        Money Market Instruments     Options

Preferred Stocks                   Rights                       Securities Lending

U.S. Government Securities         Variable and Floating Rate
                                   Instruments

CIF INTERNATIONAL EQUITY FUND - The Fund seeks to provide long-term capital appreciation.

The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI EAFE (Europe, Australia, Far East) Index, which includes most developed countries in those regions. The Fund also may invest up to 10% of its assets in equity securities of issuers located in emerging markets. The Fund may also enter into forward and futures contracts to hedge currency exposure.

The Fund seeks to achieve its investment objective through the construction of "core" and "satellite" portfolios. The "core" portfolio, which ordinarily will comprise approximately 50% of the Fund, utilizes a market-oriented Sub-Adviser with a strong bottom-up stock selection and sector allocation style that favors both value and growth stocks. Up to 50% of the Fund will be comprised of "satellite" portfolios whose Sub-Advisers apply more targeted investment strategies, such as growth or value, and which may deviate more from the benchmark in terms of volatility and stock selection.

Consistent with the above policies, the Fund may invest in the following instruments or utilize the following strategies, which are described under the "Description of Permitted Investments and Risk Factors" section:

Agencies                           Common Stocks                            Convertible Securities

Corporate Bonds                    Depositary Receipts                      Derivatives

Eurodollar Obligations             Foreign Securities                       Fixed Income Securities

Floaters                           Futures Contracts and Options on         Illiquid Securities
                                   Futures Contracts

Investment Company Securities      Investment Grade Securities              Limited Partnerships

Loan Participation and             Money Market Instruments                 Options
Assignments

Preferred Stocks                   Repurchase Agreements                    Rights

Rule 144A Securities               Variable and Floating Rate Instruments   When-Issued and Delayed Delivery
                                                                            Securities

Warrants                           Yankee Dollars                           Zero Coupons, Pay-In-Kind Securities or
                                                                            Deferred Payment Securities


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be issued as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities presents risk considerations specific to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the underlying assets superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities also entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Credit card receivables are unsecured obligations of card holders.

BANKERS' ACCEPTANCES AND BANK OBLIGATIONS

Bankers' acceptances or notes are fixed income instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments represent the obligation of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Funds will only purchase obligations of banks that are rated in the top two categories by a major rating agency.

BORROWING

Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on that Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may then be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

CERTIFICATES OF DEPOSIT

Certificates of deposit or time deposits are obligations issued against funds deposited in a banking institution for a specified period of time at a specified interest rate.

COMMON STOCKS

Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

CONVERTIBLE SECURITIES

Convertible securities are securities that may be exchanged under certain circumstances for a fixed number of shares of common stock or other equity securities. Convertible securities generally represent a feature of some other type of security, such as a fixed income security or preferred stock, so that, for example, a convertible fixed income security would be a fixed income security that is convertible into common stock. Convertible securities may be viewed as an investment in the current security or the security into which the convertible securities may be exchanged and, therefore, are included in both the definition of equity security and fixed income security.

CORPORATE BONDS

Corporates are fixed income securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due the holder.

DEPOSITARY RECEIPTS

Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

DERIVATIVES

Derivatives are instruments that derive their value from other securities, baskets of securities, financial instruments or indices (for each derivative instrument, the securities that measure value are sometimes referred to as the "underlying"). One category of derivatives ("Derivative Instruments") are instruments such as futures contracts, options, forward contracts, and swaps, are used to establish market positions without transacting in the securities by which their value is measured. Derivative Instruments often are used to adjust the risk characteristics of a portfolio of securities investments. A second category of derivatives ("Derivative Securities") are securities that carry rights to other securities, such as, for example, a security convertible into some other security. The following are Derivative Instruments: financial futures, options (e.g., puts and calls) on financial futures, options on securities, and swap agreements. The following are Derivative Securities: convertible securities, certain mortgage-backed securities (e.g., CMOs), when-issued securities, floating and variable rate securities and "stripped" U.S. Treasury securities (e.g., STRIPs). See elsewhere in the "Description of Permitted Investments" for discussions of these various derivatives.

EURODOLLAR OBLIGATIONS

Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar obligations are subject to the same risks as domestic issues but Eurodollar obligations are also subject to certain risks arising because they are issued in a foreign sovereign country. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater price fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value. Duration is a measure of a security"s expected price volatility or risk associated with changes in the interest rate. Duration is not static, and responds inversely to changes in interest rates, so that duration shortens when rates rise and lengthens when rates fall. These changes may be magnified in a low yield environment. For example, a 30 year, 10% coupon non-callable bond has a 7.2 year duration in a 15% yield environment, a 9.9 year duration in a 10% yield environment, and a 14 year duration in a 5% yield environment. Effective duration is a measure of risk and sensitivity to interest rate changes of bonds with implied call options, such as callable or putable bonds and mortgage-backed securities. The calculation of the effective duration of a security takes into consideration the possibility of early redemption or extension of these options.

FLOATERS

Floaters are fixed income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

FOREIGN SECURITIES

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the equity securities or fixed income securities of U.S. issuers. Foreign issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those existing in the United States. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are often less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. Foreign securities trading markets often offer less liquidity and greater price volatility than United States markets and at times reflect the consequences of government intervention. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although Sub-Advisers can be expected to seek favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

The foregoing types of risk are often accentuated in "emerging" or less developed countries.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Fund's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Fund may incur costs in connection with conversions between various currencies. Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Funds may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

The Investment Manager considers an issuer to be from a particular country if
(i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country.

FOREIGN CURRENCY TRANSACTIONS: The U.S. dollar value of the assets of the Funds, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Funds also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" above.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to use such derivative products when Sub-Advisers determine that it is in the best interests of a Fund. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Foreign currency warrants: Foreign currency warrants entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may tend to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

BRADY BONDS: Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Funds will invest in Brady Bonds only if they are consistent with the Fund's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

INVESTMENT FUNDS OR INTERMEDIARIES: Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds or other intermediary companies that have been specifically authorized. The Funds may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws. An investment in an intermediary is not an investment in the securities held by the intermediary and is subject to the risks of the business of the intermediary.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale or purchase by a party of a specified amount of a specific underlying at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. If a Fund does use futures contracts, it will seek to minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on recognized futures exchanges.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. These risks include the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of the individual underlying securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the underlying securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide" hedging purposes or risk management, the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets. The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD SECURITIES

High Yield Securities are generally considered to include fixed income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered by the Investment Manager to be of equivalent quality. High Yield Securities are not investment grade.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on its Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length. Each Fund will limit its investments in illiquid securities to 15% of its net assets.

INVERSE FLOATERS

Inverse floating rate obligations ("Inverse Floaters") are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

INVESTMENT COMPANY SECURITIES

Investment Company Securities are securities of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. A Fund may invest in Investment Company Securities of investment companies managed by the Investment Manager or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the Securities and Exchange Commission ("SEC"). To the extent a Fund invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Fund also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

INVESTMENT GRADE SECURITIES

Investment Grade Securities are fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by the Investment Manager. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

LIMITED PARTNERSHIPS

A limited partnership interest entitles a Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

LOAN PARTICIPATION AND ASSIGNMENTS

Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Fund's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Investment Manager to be creditworthy.

When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Fund in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Fund to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

MONEY MARKET INSTRUMENTS

Money Market Instruments are high quality short-term fixed income securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

MORTGAGE-RELATED SECURITIES

A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

AGENCY-MORTGAGE-RELATED SECURITIES: The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

Fannie Mae Securities: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Federal Home Loan Mortgage Corporation Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

Government National Mortgage Association Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Funds considers GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Fund's investment policies.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Funds limit their investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Fund may invest in, among other things, "parallel pay" CMOs, Planned Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986 (the "Code") and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Funds will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

ADDITIONAL RISK FACTORS: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a Fund may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayment must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it.

MUNICIPALS

Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

OPTIONS

Options give the holder of the option the right to buy or sell an underlying at an agreed price, while obligating the writer of the option to buy or sell at the agreed price if exercised by the buyer. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." The writer of an option may close out an option position that it has written, by entering into a "closing transaction," which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the writer is unable to effect a closing transaction, it will be obligated to honor the option until the option expires or it delivers the underlying upon exercise. When the Fund writes an option, it will "cover" its obligation by holding the underlying (in the case of a call option) or segregating or earmarking cash (in the case of a put option) needed to satisfy its obligation until it enters into a closing transaction, the option expires, or the Fund delivers the underlying security upon exercise by the option holder.

The Funds may purchase put and call options to protect against declines in the market values of the securities in its portfolio, or in anticipation of movements in the market values of securities subject to the option. When a Fund purchases put and call options it pays a premium. If price movements in the underlying securities are such that exercise of the option would not be profitable, the Fund's loss will equal the amount of the premium. In the case of a put option, where a Fund already holds the underlying security, the loss of the premium may be offset by an increase in the value of the security. In the case of a call option, where a Fund acquires the underlying security in a separate transaction, the loss of the premium may be offset by a decrease in the cost of acquisition of the security.

The Funds may write covered call and put options as a means of increasing the yield on its portfolio. When a Fund writes an option, if the underlying securities do not increase or decrease to a price that would make the exercise of the option by the option holder profitable, the holder generally will allow the option to expire without being exercised. In such a situation, the Fund will have realized as profit the premium received for writing the option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price. This price generally will be lower than the price the Fund could have received if it sold the underlying at the market price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities from the option holder at the strike price. This price generally will be higher than the price the Fund would have paid if it bought the underlying at the market price.

The Funds may purchase and write options on an exchange or over the counter. Over the counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the counterparty. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing normally is determined by reference to information provided by a market maker. OTC options generally are considered to be illiquid.

RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options.

PREFERRED STOCKS

Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

PORTFOLIO TURNOVER

The Investment Manager will use a multimanager approach for each Fund. As a result, one manager may purchase certain securities at the same time another manager sells these securities resulting in duplicative transaction costs. The annual portfolio turnover rate may be in excess of 100%. Higher portfolio turnover may result in higher transaction costs, including brokerage costs and taxable gains being passed through to taxable shareholders.

REAL ESTATE INVESTING

Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Funds' investments.

REITS: Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in any of the Funds, by investing in REITs indirectly through the Fund, will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security in exchange for cash and simultaneously commits to return the security to the seller (typically, a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreement. Under all repurchase agreements entered into by the Fund, the Company's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the investing Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may experience delays and incur costs in selling the underlying security, or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RIGHTS

Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors.

Due to the relatively limited size of this institutional market, these securities may affect the Funds' liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Company's Board of Directors.

SECURITIES LENDING

In order to generate additional income, the Funds may lend their securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Funds continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SPECIALIZED OWNERSHIP VEHICLES

Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Fund and, to the extent such vehicles are structured similarly to investment funds, may cause the Funds' shareholders to indirectly bear certain additional operating expenses.

TEMPORARY INVESTMENTS

When the Investment Manager believes that changes in economic, financial or political conditions make it advisable, each Fund may invest up to 100% of its assets in cash and certain short- and medium-term fixed income securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. GOVERNMENT SECURITIES

U.S. GOVERNMENT SECURITIES: U.S. Government securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS: U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

U.S. GOVERNMENT AGENCY OBLIGATIONS: Agencies are fixed income securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency. Certain Federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Fund agrees to purchase when-issued or delayed delivery securities, it will earmark or segregate cash or liquid securities in an amount equal to the Funds' commitment to purchase these securities. Although the Funds may purchase securities on a when-issued (or forward commitment) basis with the intention of actually acquiring securities for its investment portfolio, it may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

YANKEE DOLLARS

The Funds may invest in certain fixed income securities known as Yankee dollars, which are dollar-denominated obligations issued by foreign banks in the U.S. markets.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES

Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Fund may have to pay taxes on this phantom income, although it has not received any cash payment.

ZERO COUPONS: Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero

Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

PAY-IN-KIND SECURITIES: Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

DEFERRED PAYMENT SECURITIES: Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds which cannot be changed with respect to the Funds without the consent of the holders of a majority of the Funds' outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Funds' shares present at a meeting, if more than 50% of the outstanding shares of the Funds are present or represented by proxy, or (ii) more than 50% of the Funds' outstanding shares, whichever is less.

The Funds may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result,
         (i) more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may, without regard to this limitation (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Funds may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 6. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the SEC.

 7. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter in selling a portfolio security.

 8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. For the purposes of fundamental restriction number 2, finance companies are not considered a single industry, but are grouped instead according to their services.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to the Funds by the Board of Directors.

The Funds may not:

1. Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by the Fund's fundamental limitation on borrowing. A transfer of assets under a repurchase agreement is not considered a pledge or hypothecation subject to this restriction.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Directors.

6. Borrow money, except for temporary or emergency circumstances in amounts not to exceed 5% of a Fund's net assets. For example, the Fund may borrow for temporary defensive purposes or to meet shareholder redemptions when it would not be in the best interests of the Fund to liquidate portfolio holdings. The Fund will not make additional purchases of securities when the Fund's borrowings exceed 5% of total assets.

THE INVESTMENT MANAGER

Commonfund Asset Management Company, Inc. is an indirect, wholly owned subsidiary of The Common Fund for Nonprofit Organizations ("CommonFund"). Employees of the Investment Manager are responsible for CommonFund's investment programs. For its investment advisory services, the Company will pay the Investment Manager an annual fee shown as a percentage of average net assets of each Fund:

         CIF Inflation-Indexed Bond Fund             0.35%*
         CIF Low Duration Bond Fund                  0.30%
         CIF Core Plus Bond Fund                     0.35%
         CIF Core Equity Fund                        0.45%
         CIF Small Cap Growth Fund                   0.90%
         CIF Small Cap Value Fund                    0.90%
         CIF International Equity Fund               0.70%

         *Expenses are performance based and may vary from 0.15% to 0.35%

The Investment Manager serves as the investment adviser for the Funds under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of, and policies established by, the Company's Board of Directors, the Investment Manager acts as a "manager of managers" for the Funds, and supervises adherence by the Sub-Advisers with the Funds' investment policies and guidelines. The Investment Manager also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board of Directors. The Investment Manager makes recommendations to the Board of Directors with respect to the appropriate allocation of assets to each of the Sub-Advisers. The Funds and the Investment Manager have applied for exemptive relief from the SEC necessary to permit the Investment Manager to add or terminate Sub-Advisers without shareholder approval. The Advisory Agreement provides that the Investment Manager shall not be protected against any liability to the Company or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Board of Directors or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board of Directors of the Company or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Investment Manager, or by the Investment Manager on 90 days' written notice to the Company.

THE SUB-ADVISERS

The Funds currently have twenty-one sub-advisers (each a "Sub-Adviser and, collectively, the "Sub-Advisers"), which are listed below. Each Sub-Adviser will manage the portion of the Funds' assets allocated to it, which allocation is determined by the Directors upon the recommendation of the Investment Manager. Each Sub-Adviser makes the investment decisions for its portion of the allocated assets of its Funds subject to the supervision of, and in accordance with policies established by, the Board of Directors.

ARTISAN PARTNERS, L.P. ("Artisan") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of _________, 2000, Artisan had approximately _________ billion in assets under management.

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian") acts as Sub-Adviser to the CIF International Equity Fund. As of __________, 2000, Capital Guardian had approximately _______ billion in assets under management.

CAPITALWORKS INVESTMENT PARTNERS ("CapitalWorks") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of _________, 2000, CapitalWorks had approximately _________ billion in assets under management.

CONSTITUTION RESEARCH & MANAGEMENT, INC. ("Constitution Research") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of _________, 2000, Constitution Research had approximately _________ billion in assets under management.

GLOBEFLEX CAPITAL, L.P. ("GlobeFlex Capital") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of ___________, 2000, GlobeFlex Capital had approximately _________ billion in assets under management.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO") acts as Sub-Adviser to the CIF International Equity Fund. As of __________, 2000, GMO had approximately _______ billion in assets under management.

HIGH ROCK CAPITAL LLC ("High Rock Capital") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of __________, 2000, High Rock Capital had approximately _______ billion in assets under management.

IRIDIAN ASSET MANAGEMENT LLC ("Iridian") acts as Sub-Adviser to the CIF Core Equity Fund. As of _________, 2000, Iridian had approximately _________ billion in assets under management.

JOHN A. LEVIN & CO., INC. ("John A. Levin") acts as Sub-Adviser to the CIF Core Equity Fund. As of __________, 2000, John A. Levin managed approximately ________ billion in assets.

MARSICO CAPITAL MANAGEMENT LLC ("Marsico Capital") acts as Sub-Adviser to the CIF Core Equity Fund. As of _______, 2000, Marsico Capital managed approximately _______ billion in assets.

MARTINGALE ASSET MANAGEMENT, L.P. ("Martingale") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of __________, 2000, High Rock had approximately _______ billion in assets under management.

METROPOLITAN WEST ASSET MANAGEMENT ("MetWest") serves as Sub-Adviser to the CIF Low Duration Bond Fund. As of _______, 2000, MetWest had investment authority with respect to over ________ billion in assets.

NORTH POINT CAPITAL ("North Point") serves as Sub-Adviser to the CIF Small Cap Value Fund. As of ___________, 2000, North Point had investment authority with respect to over ______________ billion in assets.

PACIFIC INVESTMENT MANAGEMENT COMPANY ("PIMCO") acts as Sub-Adviser for the CIF Inflation-Indexed Bond Fund and the CIF Core Plus Bond Fund. As of _______, 2000, Pacific had investment management authority with respect to over _______ billion in assets.

SEIX INVESTMENT ADVISORS ("SEIX") serves as a Sub-Adviser to the CIF Low Duration Bond Fund. As of ________, 2000, SEIX had investment authority with respect to over ________ billion in assets.

SHAPIRO CAPITAL MANAGEMENT COMPANY, INC. ("Shapiro Capital") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of __________, 2000, Shapiro Capital had approximately _______ billion in assets under management.

SKYLINE ASSET MANAGEMENT, L.P. ("Skyline") acts as Sub-Adviser to the CIF Small Cap Value Fund. As of __________, 2000, Skyline had approximately _______ billion in assets under management.

STATE STREET GLOBAL ADVISORS, INC. ("SSgA") acts as Sub-Adviser to the CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund. As of _______, 2000, SSgA managed over _____ billion in assets.

TT INTERNATIONAL INVESTMENT MANAGEMENT ("TT International") acts as Sub-Adviser to the CIF International Equity Fund. As of __________, 2000, TT International had approximately _______ billion in assets under management.

VEREDUS ASSET MANAGEMENT, LLC ("Veredus") acts as Sub-Adviser to the CIF Small Cap Growth Fund. As of _________, 2000, Veredus had approximately _________ billion in assets under management.

WESTERN ASSET MANAGEMENT COMPANY ("WAMCO") acts as Sub-Adviser to the CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund. As of _________, 2000, WAMCO managed over ____ billion in assets. It is wholly-owned by Legg Mason Inc., a financial services company headquartered in Baltimore, Maryland.

FUND ADMINISTRATION

The Company and Investors Bank & Trust Company ("IBT Co.") have entered into an administration agreement (the "Administration Agreement"), pursuant to which IBT Co. will provide general fund administration services to the Funds including, Fund Administration, Fund Accounting, Domestic Custody and Transfer Agent services. For these services rendered by IBT Co., the Company will pay IBT an aggregate fee, which is calculated daily and paid monthly, equal to the following percentages of the average daily net assets of the funds and the CommonFund funds allocated to it: 7.5% for $10 billion or less, 5.50% for the next $10 billion and 4.0% for over 20 billion.

The Administration Agreement provides that IBT Co. shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administration Agreement has an initial term of three years and is automatically renewed for an additional three year term unless terminated by either party on 90 days prior notice. Either party may terminate the Administration Agreement in the event of a material breach of the Administration Agreement that is not cured within 90 days of notice thereof, and the Company may terminate this Administrative Agreement in the event that IBT Co fails to cure identified deficiencies within 30 days after a written notice thereof.

CUSTODIAN

IBT Co., 200 Clarendon Street, Boston, MA, 02116, acts as the custodian of the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

EXPERTS

The Independent Accountants for the Company are PricewaterhouseCoopers LLP located at 1177 Avenue of the Americas, New York, NY 10036.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Company.

DISTRIBUTION

Commonfund Securities, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Commonfund, serves as the distributor of interests in the Company under a Distribution Agreement. The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually thereafter with the approval of a majority of the Board of Directors and a majority of the Independent Directors. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives no compensation from the Funds. The Investment Manager pays the Distributor, from its own assets, an annual fee equal to the costs it incurs in distributing shares of the Funds, plus 5% of such costs.

DIRECTORS AND OFFICERS OF THE COMPANY

The management and affairs of the Company are supervised by the Directors under the laws of the State of Delaware. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Company. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Director and each Executive Officer is c/o Commonfund Institutional Fund, 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812.

DIRECTORS

         Robert L. Bovinette* - 60

         Mr. Bovinette has served as President and Chief Executive Officer of The Common Fund for Nonprofit Organizations since January, 1996. Prior to that time, he served as President and Chief Executive Officer of Albuquerque Academy in Albuquerque, New Mexico, a private day school with a substantial endowment.

         John B. Carroll - 65

         Mr. Carroll was President of GTE (Verizon) Investment Management Corporation from 1984-1997, and Vice President of Investment Management for GTE (Verizon) Corporation from 1984 to 2000, at which time total asset responsibility was in excess of $80 billion.

Prior to 1984, Mr. Carroll was Executive Vice President and Director of Consulting for Evaluation Associates, Inc. (EAI), an investment consulting firm. Prior to EAI, Mr. Carroll was Vice President and Head of Pension Investment Consulting at Chemical Bank of New York (now The Chase Manhattan Bank).

Mr. Carroll is also a Director of iShares and the J.P. Morgan Private Equity Fund. He is a former member of the Institutional Investment Committee of the New York Stock Exchange, a past Vice Chairman of CIEBA and a past Chairman of the Noyes Foundation. He was also a former Trustee and Member of the Executive Committee of the Common Fund. He resides in Ridgefield, CT and Kerry, Ireland.

         Louis W. Moelchert - 58

Mr. Moelchert is a registered investment adviser and has been President & Owner of Private Advisor, LLC since 1996. Since 1975 he has been employed by the University of Richmond, first as Vice President for Business and Finance from 1975 through 1997, and since 1997 as Vice President for Investments.

Mr. Moelchert served on the Investment Advisory Committee of the Virginia State Retirement System, first as Vice Chairman from 1996 through 1997, and as Chairman from 1998-2000. He serves on the investment advisory and/or valuation committees of approximately ten private capital investment funds, on the Boards of Directors of Venture Lending and Leasing II and the Mentor Family of Funds. He is President of the Endowment Fund of the River Road Baptist Church.

From 1986 to 1998, Mr. Moelchert was a member of the Board of Trustees of the Commonfund, serving as Vice Chairman from 1991 through 1993 and as Chairman from 1994 through 1998. Mr. Moelchert resides in Richmond, Virginia.

         Jerald L. Stevens - 59

Since 1985, Mr. Stevens has been a consultant in the areas of investment and financial management to a range of clients including American Express, Rockefeller & Company, James Wolfenson & Co., Indiana University and Xerox Financial Services where he served as Executive Vice President and Chief of Staff from 1988 through 1990. From 1983 through 1985 he was President and Chief Operating Officer of Vanguard Group, and from 1978 through 1983 he served as Vice President, Finance and Administration, and Treasurer of Yale University where he had overall responsibility for all investment activities where major initiatives were launched in real estate, venture capital, index investing and international markets.

Mr. Stevens was Secretary of Human Services and Commissioner of Public Welfare for the Commonwealth of Massachusetts from 1975 through 1978, Senior Vice President of the Boston Company, from 1973 through 1975, and Senior Vice President and Director of Wellington Management Company from 1967 through 1973.

Mr. Stevens has served as Trustee of Bryn Mawr College 1984-1994 and has been a Board Member of the Long Wharf Theatre 1991-1993, University City Science Center 1983-1988, Thomas Jefferson University 1983-1988 and Yale New Haven Hospital 1978-1983. He was a trustee of the Hospital Fund, Inc. from 1991 through 1999, serving as Chairman from 1995 through 1999. Mr. Stevens resides in Chester, VT.

         William T. Spitz - 49

Mr. Spitz has been Treasurer of Vanderbilt University since November 1985. As a General Officer he has specific responsibility for management of the University's $2.3 billion endowment. As a member of the Chancellor's Management Group he also participates in the day-to-day administration of the University. He is a Chartered Financial Analyst.

Mr. Spitz has been a Trustee of Commonfund since 1990, serving as Chairman from 1998 through 2000. He serves as a Director of Diversified Trust Company, a Tennessee chartered Trust Company offering commingled investment funds, managed by independent investment advisers.

Mr. Spitz is an Adjunct Professor of Management at the Owen Graduate School of Management, Vanderbilt University, serves as Co-Director of the Commonfund Endowment Institute, and is the author of a number of articles and several books dealing with investment management issues. Mr. Spitz resides in Nashville, TN.

         *Mr. Bovinette is an "interested person" within the meaning of the 1940 Act.

OFFICERS

         President - Robert L. Bovinette - see above.

         Secretary - John W. Auchincloss - 42

         Mr. Auchincloss is General Counsel and Secretary of The Common Fund for Nonprofit Organizations. He joined that organization as Assistant General Counsel in July 1996. Prior to that time he was of Counsel to the Westport, Connecticut law firm of Levett, Rockwood & Sanders, P.C. which he joined in the Spring of 1994 after serving as an Assistant United States Attorney in the Office of the United States Attorney for the Southern District of New York.

         Assistant Secretary - Susan C. Mosher - 45

         Ms. Mosher is a Director of Mutual Fund Administration at Investors Bank & Trust Company. She has been employed by the organization in such capacity since 1995. Prior to joining Investors Bank & Trust Company, Ms. Mosher served as Associate Counsel to 440 Financial Group, Inc., a subsidiary of Allmerica Financial, from 1992 to 1995.


         Treasurer - Marita K. Wein - 38

         Ms. Wein is Senior Vice President and Treasurer of The Common Fund for Nonprofit Organizations. She has been employed by that organization for 14 years in the fund accounting area and, since her appointment to her present position in June 1997, she has been responsible for general investor accounting and reporting functions of the company.

         Assistant Treasurer - Timothy F. Osborne - 33

         Mr. Osborne serves as a Director of Mutual Fund Administration at Investors Bank & Trust Company, a position he assumed in 1998. Mr. Osborne joined Investors Bank & Trust Company in 1995 as a Manager. Prior to that time, Mr. Osborne was an Account Supervisor at Chase Global Fund Services from 1992 to 1995.

         COMPENSATION OF DIRECTORS AND OFFICERS

The Officers of the Company serve without compensation as such. The Company pays Mr. Carroll, Mr. Moelchert, Mr. Stevens and Mr. Spitz each an annual fee of $8,000, plus reasonable out-of-pocket expenses.

The Directors and Officers of the Company own less than 1% of the outstanding shares of the Funds.

Compensation Table*

                                                Pension or                                    Total
                           Aggregate            Retirement Benefits    Estimated              Compensation From Funds
                           Compensation From    Accrued As Part of     Annual Benefits        and Fund Complex
Director                   Funds                Funds Expenses         Upon Retirement        Paid to Directors
-------------------------  -----------------    -------------------    ---------------        -----------------------
Robert L. Bovinette,       None                 None                   None                   None
Director
John B. Carroll, Director  $8,000               None                   None                   $8,000
Louis W. Moelchert,        $8,000               None                   None                   $8,000
Director
----------------------------------------------------------------------------------------------------------------------
Jerald L. Stevens,         $8,000               None                   None                   $8,000
Director
William T. Spitz,          $8,000               None                   None                   $8,000
Director

* The compensation figures are based on estimates of future payments for the current fiscal year.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Company may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Funds refers to the annualized income generated by an investment in a Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                        6
Yield = 2[((a-b)/cd + 1) - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of any reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that particular Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through Investors Bank & Trust Company (the "Transfer Agent") on days when the Federal Reserve System and the New York Stock Exchange are both open for business. Currently, the weekdays on which the Funds are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

It is currently the Company's policy to pay all redemptions in cash. The Company retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. [The Company has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Trust is obligated to redeem shares for any one shareholder of record in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.] Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Investment Manager, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued by the Investors Bank & Trust Company (the "Custodian"), with assistance of the Sub-Advisers, under the general supervision of a Valuation Committee appointed by the Board of Directors. The Custodian may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Company under the general supervision of the Board of Directors. If there is no readily ascertainable market value for a security, the Investment Manager may make a good faith determination as to the "fair value" of the security in accordance with procedures adopted by the Board of Directors and a Valuation Committee.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, unless it is determined not to represent fair value in accordance with procedures adopted by the Board of Directors. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (unless amortized cost is determined in accordance with procedures approved by the Board of Directors not to represent fair value) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds that are not discussed in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Funds intend to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Funds expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Funds' gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of that Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if that Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Funds distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Funds intend to make sufficient distributions to avoid liability for the federal excise tax. The Funds may in certain circumstances be required to liquidate their investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Investment Manager or Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Funds by a taxable shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a taxable shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Funds' current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

STATE TAXES

The Funds are not liable for any income or franchise tax in Delaware if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for their respective Funds. The Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Sub-Advisers seek to select brokers or dealers that offer their Fund best price and execution and other services which are of benefit to the Fund.

The Sub-Advisers may, consistent with the interests of their Fund, consider research services that a broker or a dealer provides in selecting brokers and dealers for the Fund. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Sub-Advisers will be in addition to and not in lieu of the services required to be performed by them under their Sub-Advisory Agreements. If, in the judgment of a Sub-Adviser, the Fund or other accounts managed by the Sub-Adviser will be benefited by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising the Fund.

CODE OF ETHICS

The Board of Directors of the Company has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. The Funds, as separate series of the Company, vote separately on matters affecting only the Funds. Voting rights are not cumulative. Shareholders of each Class of any Fund will vote separately on matters pertaining solely to that Class. As a Delaware business trust, the Company is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares thereof. Each share of the Funds represent an equal proportionate interest in the Funds with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Directors of the Company may create additional series of shares or separate classes of funds. All consideration received by the Company for shares of any fund or separate class and all assets in which such consideration is invested would belong to that fund or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

5% SHAREHOLDERS

As of the date of this Statement of Additional Information, the following shareholders owned more than 5% of each Fund's outstanding shares:

         Commonfund Asset Management Company, Inc.            100%
         15 Old Danbury Rd., P.O. Box 812
         Wilton, CT 06897

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated AAA by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

PART C:  OTHER INFORMATION

Item 23.  Exhibits:

   (a)(1) Certificate of Trust dated August 12, 1999, is incorporated by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (a)(2) Declaration of Trust of Commonfund Institutional Funds, dated August 7, 1999, is incorporated by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (b) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (c) Instruments defining rights of Security Holders incorporated by reference to the Declaration of Trust of Commonfund Institutional Funds, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (a)(2) to the Registrant's Initial Registration Statement on August 17, 1999, and the By-Laws, filed via EDGAR (Accession No. 0000893220-99-000977) as Exhibit (b) to the Registrant's Initial Registration Statement on August 17, 1999.

   (d)(1) Form of Investment Advisory Agreement between the Registrant and Commonfund Asset Management Company, Inc., is incorporated by reference to Exhibit (d) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0000893220-99-000977) on August 17, 1999.

   (d)(2) Form of Investment Sub-Advisory Agreement between the Registrant and Wellington Management Company, LLP with respect to the Commonfund Short Duration Fund, is incorporated by reference to Exhibit (d)(2) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (d)(3) Form of Investment Sub-Advisory Agreement between the Registrant and Western Asset Management Company, to be filed by Amendment.

   (d)(4) Form of Investment Sub-Advisory Agreement between the Registrant and Artisan Partners with respect to the CIF Small Cap Growth Fund, to be filed by Amendment.

   (d)(5) Form of Investment Sub-Advisory Agreement between the Registrant and Capital Guardian Trust Company with respect to the CIF International Equity Fund, to be filed by Amendment.

   (d)(6) Form of Investment Sub-Advisory Agreement between the Registrant and Capital Works Investment Partners with respect to the CIF Small Cap Growth Fund, to be filed by Amendment.

   (d)(7) Form of Investment Sub-Advisory Agreement between the Registrant and Constitution Research & Management, LLC with respect to the CIF Small Cap Growth Fund, to be filed by Amendment.

   (d)(8) Form of Investment Sub-Advisory Agreement between the Registrant and GlobeFlex Capital, L.P. with respect to the CIF Small Cap Growth Fund, to be filed by Amendment.

   (d)(9) Form of Investment Sub-Adivsory Agreement between the Registrant and Grantham, Mayo, Van Otterloo with respect to the CIF International Equity Fund, to be filed by Amendment.

   (d)(10) Form of Investment Sub-Advisory Agreement between the Registrant and High Rock Capital LLC with respect to the CIF Small Cap Value Fund, to be filed by Amendment.

   (d)(11) Form of Investment Sub-Advisory Agreement between the Registrant and Iridian Asset Management LLC with respect to the CIF Core Equity Fund, to be filed by Amendment.

   (d)(12) Form of Investment Sub-Advisory Agreement between the Registrant and John A. Levin & Co., Inc. with respect to the CIF Core Equity Fund, to be filed by Amendment.

   (d)(13) Form of Investment Sub-Advisory Agreement between the Registrant and Marsico Capital Management LLC with respect to the CIF Core Equity Fund, to be filed by Amendment.

   (d)(14) Form of Investment Sub-Advisory Agreement between the Registrant and Martingale Asset Management, L.P. with respect to the CIF Small Cap Value Fund, to be filed by Amendment.

   (d)(15) Form of Investment Sub-Advisory Agreement between the Registrant and Metropolitan West Asset Management with respect to the CIF Low Duration Bond Fund, to be filed by Amendment.

   (d)(16) Form of Investment Sub-Advisory Agreement between the Registrant and Pacific Investment Management Company with respect to the CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund, to be filed by Amendment.

   (d)(17) Form of Investment Sub-Advisory Agreement between the Registrant and Seix Investment Advisors with respect to the CIF Low Duration Bond Fund, to be filed by Amendment.

   (d)(18) Form of Investment Sub-Advisory Agreement between the Registrant and Shapiro Capital Management Company, Inc. with respect to the CIF Small Cap Value Fund, to be filed by Amendment.

   (d)(19) Form of Investment Sub-Advisory Agreement between the Registrant and Skyline Asset Management, L.P. with respect to the CIF Small Cap Value Fund, to be filed by Amendment.

   (d)(20) Form of Investment Sub-Advisory Agreement between the Registrant and State Street Global Advisors, Inc. with respect to the CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund, to be filed by Amendment.

   (d)(21) Form of Investment Sub-Advisory Agreement between the Registrant and TT International Investment Management with respect to the CIF International Equity Fund, to be filed by Amendment.

   (d)(22) Form of Investment Sub-Advisory Agreement between the Registrant and Veredus Asset Management, LLC with respect to the CIF Small Cap Growth Fund, to be filed by Amendment.

   (e) Form of Distribution Agreement between the Registrant and Commonfund Securities, Inc., is incorporated by reference to Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (f)      Not applicable

   (g) Form of Custodian Agreement between the Registrant and Investors Bank &Trust Company is incorporated by reference to Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (h)(1) Form of Administration Agreement between the Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit (h)(1) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (h)(2) Form of Transfer Agency Agreement between the Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit (h)(2) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (i)      Opinion and Consent of Counsel is filed herewith.

   (j)      Accountant's Consent to be completed by Amendment

   (k) Subscription Agreement between the Registrant and Commonfund Asset Management Company is incorporated by reference to Exhibit (k) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000.

   (l)      Not applicable.

   (m)      Not applicable.

   (n)      Not applicable.

   (o)      Not applicable.

   (p)(1)   Code of Ethics for the Registrant, is filed herewith.

   (p)(2) Code of Ethics for Commonfund Asset Management Company, Inc., is filed herewith.

   (p)(3) Code of Ethics for Wellington Management Company, LLP, to be filed by Amendment.

   (p)(4) Code of Ethics for Western Asset Management Company, is filed herewith.

   (p)(5)   Code of Ethics for Artisan Partners, is filed herewith.

   (p)(6) Code of Ethics for Capital Guardian Trust Company to be filed by Amendment.

   (p)(7) Code of Ethics for Capital Works Investment Partners to be filed by Amendment.

   (p)(8) Code of Ethics for Constitution Research & Management, LLC to be filed by Amendment.

   (p)(9)   Code of Ethics for GlobeFlex Capital, L.P.to be filed by Amendment.

   (p)(10) Code of Ethics for Grantham, Mayo, Van Otterloo to be filed by Amendment.

   (p)(11)  Code of Ethics for High Rock Capital LLC to be filed by Amendment.

   (p)(12) Code of Ethics for Iridian Asset Management LLC to be filed by Amendment.

   (p)(13)  Code of Ethics for John A. Levin & Co., Inc., is filed herewith.

   (p)(14) Code of Ethics for Marsico Capital Management LLC to be filed by Amendment.

   (p)(15) Code of Ethics for Martingale Asset Management, L.P.to be filed by Amendment.

   (p)(16) Code of Ethics for Metropolitan West Asset Management to be filed by Amendment.

   (p)(17) Code of Ethics for Pacific Investment Management Company to be filed by Amendment.

   (p)(18) Code of Ethics for Seix Investment Advisors to be filed by Amendment.

   (p)(19) Code of Ethics for Shapiro Capital Management Company, Inc., to be filed by Amendment.

   (p)(20) Code of Ethics for Skyline Asset Management, L.P., to be filed by Amendment.

   (p)(21) Code of Ethics for State Street Global Advisors, Inc., to be filed by Amendment.

   (p)(22) Code of Ethics for TT International Investment Management to be filed by Amendment.

   (p)(23)  Code of Ethics for Veredus Asset Management,to be filed by
            Amendment.

   (p)(24)  Code of Ethics for Comonfund Securities, Inc., is filed herewith.

   (q)      Powers of Attorney for Robert L. Bovinette, John B. Carroll, Louis
            W. Moelchert, Jr., William T. Spitz and Jerald L. Stevens are incorporated by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000893220-00-000041) on January 18, 2000 .

Item 24.  Persons Controlled by or under Common Control with the Fund

   Not applicable.

Item 25.  Indemnification

Article III, Section 8. of the Declaration of Trust filed as Exhibit (a)(2) to this Registration Statement is incorporated herein by reference.


         Section 8. Indemnification of Shareholders. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series or Class of which such Person is or was a Shareholder and from or in relation to which such liability arose.

Article XI of the By-Laws filed as Exhibit (b) to this Registration Statement is incorporated herein by reference.

         Section 1. Agents, Proceedings, Expenses. For the purpose of this Article, "agent" means any Person who is or was a Director, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals);and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

         Section 2. Indemnification. Subject to the exceptions and limitations contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

         Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

         (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

         (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

              (i) by the court or other body before which the proceeding was brought;

              (ii) by at least a majority of those Directors who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

              (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

         Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.

         Section 5. Advance of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding shall be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Article XI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Directors who are neither Interested Persons of the Trust nor parties to the proceedings, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article XI.

         SECTION 6. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. The Article does not apply to any proceeding against any director, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such director, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 26. Business and other Connections of the Investment Adviser and Sub-Advisers:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own or in the capacity of director, officer, employee, partner or trustee are as follows:

COMMONFUND ASSET MANAGEMENT COMPANY

Commonfund Asset Management Company is the Investment Adviser for the Registrant. Their principal business address is 15 Old Danbury Rd., P.O. Box 812, Wilton, CT, 06897-0812. Commonfund Asset Management Company is an investment adviser registered under the Investment Advisers Act of 1940.


NAME AND POSITION WITH                                                         POSITION WITH OTHER
INVESTMENT ADVISER                      OTHER COMPANY                          COMPANY
------------------                      -------------                          -------
John W. Auchincloss
Secretary

MaryEllen Beaudreault
Senior Vice President-Fixed
Income

Robert L. Bovinette
Director and Chair

Howard Coonley, II
Director

James P. Feeney
Director of Compliance

Jeff Landle
Managing Director, Alternative
Investments

William Miller                          Chicago Mercantile Exchange            Director
Independent Risk Oversight Officer
                                        Association for Financial
                                        Professionals                          Director

                                        End-Users of Derivatives
                                        Association                            Chairman & Director

Todd Petzel
President and Chief Investment
Officer

Eben M. Riordan II
Senior Vice President, CFO

Elizabeth E. Schaefer
Senior Vice President-Fixed
Income

Curt R. Tobey
Senior Vice President-International

ARTISAN PARTNERS, L.P.

Artisan Partners is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is 1000 N. Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                                                          POSITION WITH OTHER
INVESTMENT ADVISER                        OTHER COMPANY                         COMPANY
------------------                        -------------                         -------
Andrew Arthur Ziegler
Chief Executive Officer

Carlene Murphy Ziegler
Portfolio Manager

Lawrence A. Totsky
Chief Financial Officer

Mark L. Yockey
Portfolio Manager

Andrew Craig Stephens
Portfolio Manager

Scott C. Satterwhite
Portfolio Manager

Marina T. Carlson                         Strong Capital Management, Inc.       Portfolio Manager
Portfolio Manager                         Menomenee Falls, WI


CAPITAL GUARDIAN TRUST COMPANY

Capital Guardian Trust Company is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is _________________. Capital Guardian is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

CAPITAL WORKS INVESTMENT PARTNERS

Capital Works Investment Partners is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is _________________. Artisan Partners is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

CONSTITUTION RESEARCH & MANAGEMENT, LLC

Constitution Research is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is _________________. Constitution Research is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].


GLOBEFLEX CAPITAL, L.P.

GlobeFlex Capital is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is _________________. GlobeFlex Capital is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

GRANTHAM, MAYO, VAN OTTERLOO

GMO is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is _________________. GMO is an investment adviser registered under the Advisers Act.
[INFORMATION TO BE COMPLETED BY AMENDMENT].

HIGH ROCK CAPITAL LLC

High Rock Capital is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is _________________. High Rock Capital is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

IRIDIAN ASSET MANAGEMENT, LLC

Iridian is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is _________________. Iridian is an investment adviser registered under the Advisers Act.
[INFORMATION TO BE COMPLETED BY AMENDMENT].

JOHN A. LEVIN & CO., INC.

John A. Levin is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is One Rockefeller Plaza, 19th Floor, New York, NY 10020. John
A. Levin is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

MARSICO CAPITAL MANAGEMENT LLC

Marsico Capital is a Sub-Adviser for the CIF Core Equity Fund. Their principal business address is _________________. Marsico Capital is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

MARTINGALE ASSET MANAGEMENT, L.P.

Martingale is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is _________________. Martingale is an investment adviser registered under the Advisers Act.
[INFORMATION TO BE COMPLETED BY AMENDMENT].


METROPOLITAN WEST ASSET MANAGEMENT

Metropolitan West is a Sub-Adviser for the CIF Low Duration Bond Fund. Their principal business address is _________________. Metropolitan West is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

PACIFIC INVESTMENT MANAGEMENT COMPANY

PIMCO is a Sub-Adviser for the CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund. Their principal business address is _________________. PIMCO is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

SEIX INVESTMENT ADVISORS

Seix Investment is a Sub-Adviser for the CIF Low Duration Bond Fund. Their principal business address is _________________. Seix Investment is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.

Shapiro Capital is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is 3060 Peachtree Rd. NW, Suite 1555, Atlanta, GA 30305. Shapiro Capital is an investment adviser registered under the Advisers Act.


        NAME AND POSITION WITH                                                           POSITION WITH OTHER
          INVESTMENT ADVISER                        OTHER COMPANY                               COMPANY
          ------------------                        -------------                               -------
Michael Alexander McCarthy
Portfolio Manager

Louis Steven Shapiro
Management

Samuel Robert Shapiro
Management

SKYLINE ASSET MANAGEMENT, L.P.

Skyline is a Sub-Adviser for the CIF Small Cap Value Fund. Their principal business address is _________________. Skyline is an investment adviser registered under the Advisers Act.
[INFORMATION TO BE COMPLETED BY AMENDMENT].

STATE STREET GLOBAL ADVISORS, INC.

State Street is a Sub-Adviser for the CIF Core Equity Fund, CIF Small Cap Growth Fund, CIF Small Cap Value Fund and CIF International Equity Fund. Their principal business address is _________________. State Street is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

TT INTERNATIONAL INVESTMENT MANAGEMENT

TT International is a Sub-Adviser for the CIF International Equity Fund. Their principal business address is _________________. TT International is an investment adviser registered under the Advisers Act. [INFORMATION TO BE COMPLETED BY AMENDMENT].

VEREDUS ASSET MANAGEMENT, LLC

Veredus is a Sub-Adviser for the CIF Small Cap Growth Fund. Their principal business address is _________________. Veredus is an investment adviser registered under the Advisers Act.
[INFORMATION TO BE COMPLETED BY AMENDMENT].

WESTERN ASSET MANAGEMENT COMPANY

Western Asset Management is a Sub-Adviser for the Commonfund Short Duration Fund, CIF Inflation-Indexed Bond Fund and CIF Core Plus Bond Fund. Their principal business address is 117 E. Colorado Blvd., Pasadena, CA 91105. Western Asset Management is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                                                                  CONNECTION WITH OTHER
INVESTMENT ADVISER                                  OTHER COMPANY                              COMPANY
------------------                                  -------------                              -------
Carl L. Eichstaedt
Portfolio Manager

Keith J. Gardner
Portfolio Manager

Scott F. Grannis
Director & Economist

Ilene Schiowitz Harker
Director of Compliance and
Controls

James W. Hirschmann III
Chief Executive Officer

Randolph L. Kohn
Director of Client Services

Stephen K. Leech
Director & CIO

William C. Livingston
Director & CEO

Raymond A. Mason                        Legg Mason, Inc.                        Chairman, President & CEO
Non-Employee Director
                                        Legg Mason Wood Walker, Inc.            Chairman, President & CEO
Ronald D. Mass
Director of Analytics/Risk
Management

Edward A. Moody
Director & Sr. Portfolio Manager

James V. Nelson
Director of  Research

Elisabeth Nurick Spector                Legg Mason, Inc.                        Senior Vice President
Non-Employee Director
                                        Legg Mason Wood Walker, Inc.            Senior Vice President

Edward A. Taber III                     Legg Mason, Inc.                        Sr. Exec VP & Investment
Non-Employee  Director                                                          Management

                                        Legg Mason Wood Walker, Inc.            Director & Sr. Executive Vice
                                                                                President
Jeffrey D. Van Schaick
Director of Research

Stephen A. Walsh
Director of Portfolio Management

Item 27.  Principal Underwriters

   Not applicable.

Item 28.  Location of Accounts and Records

   Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

   (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
   (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Adviser, Sub-Advisers and Custodian:

   ADVISER:
      Commonfund Asset Management Company
      15 Old Danbury Rd.
      P.O. Box 812
      Wilton, CT, 06897-0812


   SUB-ADVISERS:
      Artisan Partners, L.P.
      1000 N. Water Street
      Suite 1770
      Milwaukee, WI 53202

      Capital Guardian Trust Company
      630 Fifth Avenue, 36th Floor
      New York, NY, 10111

      Capital Works Investment Partners
      401 West A Street, Suite 1770
      San Diego, CA 92101

      Constitution Research & Management, LLC
      Once Financial Center, 23rd Floor
      Boston, MA 02111

      GlobeFlex Capital, L.P.
      4365 Executive Drive, Suite 720
      San Diego, CA 92121

      Grantham, May, Van Otterloo & Co., LLC
      40 Rowes Wharf

      Boston, MA 02110

      High Rock Capital LLC
      28 State Street
      Boston, MA 02109

      Iridian Asset Management LLC
      276 Post Road West
      Westport, CT 06880

      John A. Levin & Co., Inc.
      One Rockefeller Plaza, 25th Floor
      New York, NY 10020

      Marsico Capital Management LLC
      1200 Seventeenth Street, Suite 1300
      Denver, CO 80202

      Martingale Asset Management, L.P.
      222 Berkley Street
      Boston, MA 02116

      Metropolitan West Asset Management
      11766 Wishire Blvd.
      Pasadena, CA 91105

      Pacific Investment Management Company
      840 Newport Beach
      Newport Beach, CA 92658


      Seix Investment Advisors
      300 Tice Boulevard
      Woodcliff Lake, NJ 07675

      Shapiro Capital Management Company, Inc.
      One Buckhead Plaza, Suite 650
      3060 Peachtree Rd, NW
      Atlanta, GA 30305

      Skyline Asset Management, L.P.
      311 South Whacker Dr., Suite 4500
      Chicago, IL 60606

      State Street Global Advisors, Inc.

      Prominence in Buckhead Suite 1920
      2475 Piedmont Rd NE
      Atlanta, GA 30305

      TT International Investment Management
      Martin House
      5 Martin Lane
      London, EC4R ODP
      England

      Veredus Asset Management, LLC
      6060 Dutchmans Lane, Suite 320
      Louisville, KY 40205

      Western Asset Management Company
      117 E. Colorado Blvd.
      Pasadena, CA, 91105

   CUSTODIAN:
      Investors Bank & Trust Company
      200 Clarendon Street
      Boston, Massachusetts, 02116

Item 29.  Management Services

   Not applicable

Item 30.  Undertakings

   Not applicable

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment (File No. 333-85415) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton, State of Connecticut on this 29th day of September, 2000

                                        Commonfund Institutional Funds

                                        By:/s/ Robert L. Bovinette
                                           --------------------------
                                               Robert L. Bovinette
                                               President and Director
           Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.


By:/s/ Robert L. Bovinette                 President and Director                        September 29, 2000
   -----------------------
   Robert L. Bovinette

By:              *                         Director                                      September 29, 2000
   -----------------------
   John B. Carroll

By:              *                         Director                                      September 29, 2000
   -----------------------
   Louis M. Moelchert, Jr.


By:              *                         Director                                      September 29, 2000
   -----------------------
   William T. Spitz


By:              *                         Director                                      September 29, 2000
   -----------------------
   Jerald L. Stevens


By:/s/ Marita K. Wein                      Chief Financial Officer                       September 29, 2000
   -----------------------
   Marita K. Wein

*By:/s/ Robert L. Bovinette
    -----------------------
    Robert L. Bovinette, Attorney-in-Fact
    pursuant to Powers of Attorney

                                      xviii

                                  EXHIBIT INDEX

NAME                                                                             EXHIBIT PAGE
----                                                                             ------------
Certificate of Trust of the Registrant, dated August 12, 1999                    B(a)(1)
(incorporated herein by reference to Exhibit a(1) of the Initial
Registration Statement filed August 17, 1999).

Declaration of Trust of Commonfund Institutional Funds dated                     B(a)(2)
August 7, 1999 (incorporated herein by reference to Exhibit a(2)
of the Initial Registration Statement filed August 17, 1999).

By-Laws of the Registrant (incorporated herein by reference to                   B(b)
Exhibit (b) of the Initial Registration Statement filed August 17,
1999).

Form of Investment Advisory Agreement between Commonfund                         B(d)(1)
Institutional Funds and Commonfund Asset Management
Company (incorporated herein by reference to Exhibit (d) of the
Initial Registration Statement filed August 17, 1999).

Form of Investment Sub-Advisory Agreement between the                            B(d)(2)
Registrant and Wellington Management Company, LLP with
respect to the Commonfund Short Duration Fund, is
incorporated by reference to Exhibit (d)(3) of the Registrant's
Pre-Effective Amendment No. 2 as filed with the Securities
and Exchange Commission via EDGAR (Accession No.
0000893220-00-000041) on January 18, 2000.

Form of Investment Sub-Advisory Agreement between the                            B(d)(3)
Registrant and Western Asset Management Company, to be
filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(4)
Registrant and Artisan Partners L.P. with respect to the CIF
Small Cap Growth Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(5)
Registrant and Capital Guardian Trust Company with respect
to the CIF International Equity Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(6)
Registrant and Capital Works Investment Partners with respect to the CIF Small Cap Growth Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(7)
Registrant and Constitution Research & Management, LLC
with respect to the CIF Small Cap Growth Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the B(d)(8)
Registrant and GlobeFlex Capital, L.P. with respect to the CIF
Small Cap Growth Fund, to be filed by Amendment.

Form of Investment Sub-Adivsory Agreement between the                            B(d)(9)
Registrant and Grantham, Mayo, Van Otterloo & Co., LLC with
respect to the CIF International Equity Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(10)
Registrant and High Rock Capital LLC with respect to the CIF
Small Cap Value Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(11)
Registrant and Iridian Asset Management LLC with respect to
the CIF Core Equity Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(12)
Registrant and John A. Levin & Co., Inc. with respect to the
CIF Core Equity Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(13)
Registrant and Marsico Capital Management LLC with respect
to the CIF Core Equity Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(14)
Registrant and Martingale Asset Management, L.P. with
respect to the CIF Small Cap Value Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(15)
Registrant and Metropolitan West Asset Management with
respect to the CIF Low Duration Bond Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(16)
Registrant and Pacific Investment Management Company with
respect to the CIF Inflation-Indexed Bond Fund and CIF Core
Plus Bond Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(17)
Registrant and Seix Investment Advisors with respect to the
CIF Low Duration Bond Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(18)
Registrant and Shapiro Capital Management Company, Inc.
with respect to the CIF Small Cap Value Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(19)
Registrant and Skyline Asset Management, L.P. with respect
to the CIF Small Cap Value Fund, to be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(20)
Registrant and State Street Global Advisors, Inc. with respect to the CIF Core Equity Fund, CIF Small Cap Growth Fund,
CIF Small Cap Value Fund and CIF International Equity Fund to
be filed by Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(21)
Registrant and TT International Investment Management with
respect to the CIF International Equity Fund, to be filed by
Amendment.

Form of Investment Sub-Advisory Agreement between the                            B(d)(22)
Registrant and Veredus Asset Management, LLC with respect
to the CIF Small Cap Growth Fund, to be filed by
Amendment.

Form of Distribution Agreement between the Registrant and                        B(e)
Commonfund Securities, Inc. incorporated by reference to
Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2
as filed with the Securities and Exchange Commission via
EDGAR (Accession No. 0000893220-00-000041) on January
18, 2000.

Form of Custodian Agreement between the Registrant and                           B(g)
Investors Bank & Trust Company incorporated by reference to
Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2
as filed with the Securities and Exchange Commission via
EDGAR (Accession No. 0000893220-00-000041) on January
18, 2000.

Form of Administration Agreement between the Registrant and                      B(h)(1)
Investors Bank & Trust Company incorporated by reference to
Exhibit (h)(1) of the Registrant's Pre-Effective Amendment
No. 2 as filed with the Securities and Exchange Commission
via EDGAR (Accession No. 0000893220-00-000041) on
January 18, 2000.

Form of Transfer Agency Agreement between the Registrant and                     B(h)(2)
Investors Bank & Trust Company incorporated by reference to
Exhibit (h)(2) of the Registrant's Pre-Effective Amendment
No. 2 as filed with the Securities and Exchange Commission
via EDGAR (Accession No. 0000893220-00-000041) on
January 18, 2000.

Opinion and Consent of Counsel, filed herewith                                   EX-99.B(i)

Code of Ethics for Commonfund Institutional Funds is filed                       EX-99.B(p)(1)
herewith

Code of Ethics for Commonfund Asset Management Company                           EX-99.B(p)(2)
is filed herewith.

Code of Ethics for Wellington Management Company, LLP to                         B(p)(3)
be filed by Amendment.

Code of Ethics for Western Asset Management Company is filed                     EX-99.B(p)(4)
herewith.

Code of Ethics for Artisan Partners, L.P. is filed herewith                      EX-99.B(p)(5)

Code of Ethics for Capital Guardian Trust Company to be filed                    B(p)(6)
by Amendment.

Code of Ethics for Capital Works Investment Partners to be                       B(p)(7)
filed by Amendment.

Code of Ethics for Constitution Research & Management, LLC                       B(p)(8)
to be filed by Amendment.

Code of Ethics for GlobeFlex Capital, L.P.to be filed by                         B(p)(9)
Amendment.

Code of Ethics for Grantham, May, Van Otterloo to be filed                       B(p)(10)
by Amendment.

Code of Ethics for High Rock Capital LLC to be filed by                          B(p)(11)
Amendment.

Code of Ethics for Iridian Asset Management LLC to be filed                      B(p)(12)
by Amendment.

Code of Ethics for John A. Levin & Co., Inc., filed herewith                     EX-99.B(p)(13)

Code of Ethics for Marsico Capital Management LLC to be                          B(p)(14)
filed by Amendment.

Code of Ethics for Martingale Asset Management, L.P.to be                        B(p)(15)
filed by Amendment.

Code of Ethics for Metropolitan West Asset Management to be                      B(p)(16)
filed by Amendment.

Code of Ethics for Pacific Investment Management Company                         B(p)(17)
to be filed by Amendment.

Code of Ethics for Seix Investment Advisors to be filed by                       B(p)(18)
Amendment.

Code of Ethics for Shapiro Capital Management Company,                           B(p)(19)
Inc., to be filed by Amendment.

Code of Ethics for Skyline Asset Management, L.P., to be                         B(p)(20)
filed by Amendment.

Code of Ethics for State Street Global Advisors, Inc., to be                     B(p)(21)
filed by Amendment.

Code of Ethics for TT International Investment Management to                     B(p)(22)
be filed by Amendment.

Code of Ethics for Veredus Asset Management,to be filed by                       B(p)(23)
Amendment.

Code of Ethics for Commonfund Securities, Inc., is filed                         EX-99.B(p)(24)
herewith.

Powers of Attorney for Robert L. Bovinette,  John B. Carroll,                    B(q)
Jerald L. Stevens, William T. Spitz and Louis M. Moelchert, Jr.
incorporated by reference to Exhibit (h)(1) of the Registrant's
Pre-Effective Amendment No. 2 as filed with the Securities
and Exchange Commission via EDGAR (Accession No.
0000893220-00-000041) on January 18, 2000.

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